UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 450 Wireless Boulavard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         402-493-3313

Date of fiscal year end:  10/31

Date of reporting period:4/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DUNHAM SHORT-TERM BOND FUND

DUNHAM CORPORATE/GOVERNMENT BOND FUND

DUNHAM HIGH-YIELD BOND FUND

DUNHAM REAL ESTATE STOCK FUND

DUNHAM APPRECIATION & INCOME FUND

DUNHAM INTERNATIONAL STOCK FUND

DUNHAM LARGE CAP VALUE FUND

DUNHAM SMALL CAP VALUE FUND

DUNHAM LARGE CAP GROWTH FUND

DUNHAM EMERGING MARKETS STOCK FUND

DUNHAM SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT

APRIL 30, 2006

INVESTMENT ADVISER

DUNHAM & ASSOCIATES

INVESTMENT COUNSEL, INC.

P.O. BOX 910309

SAN DIEGO, CALIFORNIA 92191

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE DUNHAM FUNDS. IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED BY OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH CONTAINS INFORMATION CONCERNING INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUNDS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR THIS AND OTHER INFORMATION ABOUT THE DUNHAM FUNDS, CONTACT YOUR FINANCIAL ADVISER OR CALL CLIENT SERVICES AT 1-800-442-4358.

THIS SEMI-ANNUAL REPORT CONTAINS “FORWARD-LOOKING STATEMENTS” WITHIN THE MEANING OF THE PRIVATE SECURITIES LITIGATION REFORM ACT OF 1995.  FORWARD-LOOKING STATEMENTS ALSO INCLUDE THOSE PRECEDED BY, FOLLOWED BY OR THAT INCLUDE THE WORDS “BELIEVES”, “EXPECTS”, “ANTICIPATES” OR SIMILAR EXPRESSIONS.  SUCH STATEMENTS SHOULD BE VIEWED WITH CAUTION.  ACTUAL RESULTS OR EXPERIENCE COULD DIFFER MATERIALLY FROM THE FORWARD-LOOKING STATEMENTS AS A RESULT OF MANY FACTORS, INCLUDING THE INABILITY OF THE FUNDS TO MEET SALES GOALS AND SLOWING OF THE OVERALL ECONOMY.  EACH FUND MAKES NO COMMITMENTS TO DISCLOSE ANY REVISIONS TO FORWARD-LOOKING STATEMENTS, OR ANY FACTS, EVENTS OR CIRCUMSTANCES AFTER THE DATE HEREOF THAT MAY BEAR UPON FORWARD-LOOKING STATEMENTS.  IN ADDITION, PROSPECTIVE PURCHASERS OF THE FUNDS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN.  OTHER FACTORS AND ASSUMPTIONS NOT IDENTIFIED ABOVE MAY ALSO HAVE BEEN INVOLVED IN THE DERIVATION OF THESE FORWARD-LOOKING STATEMENTS, AND THE FAILURE OF THESE OTHER ASSUMPTIONS TO BE REALIZED MAY ALSO CAUSE ACTUAL RESULTS TO DIFFER MATERIALLY FROM THOSE PROJECTED.

Message from the Adviser

Dear Fellow Shareholders,

We are pleased to provide you with our semi-annual report for The Dunham Funds for the period ended April 30, 2006.

As announced in our first annual letter, our near-term goal is to convert all of the sub-adviser contracts to performance-based “fulcrum fee”.  A fulcrum fee contract will bring our public funds, The Dunham Funds, into alignment with our private funds.  As you know, Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates”) was founded over 20 years ago on the premise that we and our sub-advisers should be compensated based on how well we do for you.  In the private funds, compensation received by the sub-adviser, as well as Dunham & Associates, is tied to performance and has been for years.  The sub-advisers are compensated based on portfolio performance above or below an appropriate benchmark.  We intend to establish The Dunham Funds as the first family of public mutual funds distributed through financial advisors where every sub-adviser’s compensation, in every single fund, is based on their performance for you.

We have made significant progress in this matter and have negotiated new terms with our sub-advisers that align their interests with yours.  The motions in last year’s proxy, approved by you, our shareholders, allowed us to move forward and start the process of implementing fulcrum fee contracts.  These newly negotiated contracts are subject to shareholder approval, and, therefore we will present you with a new proxy, tentatively scheduled for June.

We continue our dialogue and formal filings with the SEC in which we have requested an “exemptive order”. This exemptive order will allow us to change sub-advisers and negotiate contracts without inconveniencing you with a proxy.  We expect the SEC to grant this request in 2006.

We are happy to announce that the Board of Trustees approved our hiring of Denver Investment Advisors LLC to manage the Dunham Small Cap Value Fund on an interim basis until we receive shareholder approval in the coming proxy or via exemptive order.  Founded in 1958, Denver is a mid-sized money manager, yet one of the largest independent money managers in the United States.  Like Dunham & Associates, Denver is employee owned. Each small cap team member averages eight years of service with the firm and seventeen years experience outside of the company.  Denver utilizes a team approach to stock selection with solid bottom up fundamental analysis, focusing solely on dividend paying small cap companies.  Denver started managing the Fund on April 1, 2006.

In closing, we anticipate that The Dunham Funds will perform well.  We are excited about the good things that lie ahead as we diligently work to provide you with a well diversified selection of quality mutual funds.

Thank you for your continued trust and support.

Sincerely,

Jeffrey A. Dunham

President

Dunham & Associates Investment Counsel, Inc.

April 30, 2006

NOT FDIC INSURED│NO BANK GUARANTEE │MAY LOSE VALUE

Past Performance is not indicative of future results.

Dunham Short-Term Bond Fund

Message from the Sub-Adviser

Merganser Capital Management LP

Boston, Massachusetts

This is the semi-annual report for the Dunham Short-Term Bond Fund.

The Fed raised rates by 100 basis points or 1.00% since our annual report dated October 31, 2005, bringing the Fed Funds Rate to 4.75%.  The flattening trend of the yield curve continued. Volatility was infused at the long end of the yield curve due to the resumption of the issuance of 30-year Treasury bonds.  Currently, Merganser doesn’t see the liquidity premium reflected on the long end of the curve and expects a flat curve to persist for awhile.

The short end of the curve continued to increase significantly in the last six months.  The increase on the short end was approximately 90 bps.  The environment for our short-term bond manager will become less difficult as the interest rate raising cycle nears an end.

Global demand for asset-backed securities (ABS) has been increasing recently as investors search for additional yield.  As a result, ABS posted an excess return over treasuries of approximately 30 bps in the first calendar quarter as ABS spreads tightened.  Merganser will continue to focus on ABS with well performing collateral and structure with an intent to hold such issues until the market recognizes the improved quality of the collateral, leading to an appreciation of the issue.

Financials have been the most consistent performers in the corporates sector over the last year and continue to offer interesting opportunities.  The more volatile industrial issues, mainly due to issue-specific event risk, are becoming more interesting for Merganser.

Merganser is very comfortable with its allocation to commercial mortgage-backed securities (CMBS).  Spreads have tightened a little, but demand is stronger on the short end of the maturity spectrum as investors are not compensated for the additional liquidity risk.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………1.01%     One Year…………1.21%    Since Inception (December 10, 2004)…………0.77%

The Merrill Lynch 1-3 Year Corporate/Government Bond Index is based upon publicly issued short-term corporate and government debt securities with maturities ranging between 1 and 3 years.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*
Company
U.S Treasury Notes, 4.625%, 3/31/08	3.12%
Dillard Credit Card Master Trust, 3.80%, 9/15/10	2.03%
Americredit Auto. Rec. Trust Series 2005-AX A3, 3.63%, 1/6/10.	1.94%
Residential Asset Mortgage Products, 3.981%, 4/25/29	1.86%
FHLMC Series 2866 TG, 4.50%, 7/15/27	1.81%
Ikon Receivables LLC. 3.27%, 7/15/11	1.72%
Morgan Stanley Dean Witter, 10.00%, 6/15/08	1.71%
Household Private Label Credit Master Note Series 2002-1 A
5.500%, 1/18/11	1.57%
HSBC Bank PLC, 7.625%, 6/15/06	1.57%
MBNA Credit Card Master Note Trust 2002-A1, 4.950%,
6/15/09	1.57%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
ASSET BACKED SECURITIES - 36.48%
Agricultural Machinery - 1.24%
Caterpillar Financial Asset Trust Series 2004-A A3	$ 397,102	3.130%		1/26/09	$ 391,394

Automobiles - 16.11%
Americredit Automobile Receivables Trust Series 2005-AX A3	625,000	3.630%		1/6/10	618,855
Bay View Auto Trust Series 2005-LJ1 A3	500,000	3.860%		3/25/10	493,039
Capital Auto Receivables Trust 2003-1 A3A	103,878	2.750%		4/16/07	103,419
Carmax Auto Owner Trust 2005-3 A3	250,000	4.810%		3/15/10	248,245
Fifth Third Auto Trust Series 2004-A A3	308,249	3.190%		2/20/08	306,103
Ford Credit Auto Owner Trust 2005-A B	300,000	3.880%		1/15/10	291,147
Honda Auto Receivables Owner Trust 2005-2 A3	400,000	3.930%		1/15/09	394,886
Honda Auto Receivables Owner Trust 2005-2 A4	300,000	4.860%		3/18/11	297,450
Nissan Auto Receivables Owner Trust 2006-B A3	300,000	5.160%		2/15/10	299,156
Onyx Acceptance Owner Trust 2005-A A4	500,000	3.910%		9/15/11	486,788
Susquehanna Auto Lease Trust 2005-1 A3 - 144A	300,000	4.430%		6/16/08	296,499
Triad Auto Receivables Owner Trust 2006-A A3	400,000	4.770%		1/12/11	396,293
USAA Auto Owner Trust 2005-1 A4	500,000	4.130%		11/15/11	488,206
Wachovia Auto Owner Trust 2004-A A3	349,710	3.190%		6/20/08	346,828
					5,066,914
Banks - 2.36%
Bank One Issuance Trust Series 2004-B2	250,000	4.370%		4/15/12	242,358
MBNA Credit Card Master Note Trust 2002-A1	500,000	4.950%		6/15/09	499,663
					742,021
Business Equipment - 1.75%
Ikon Receivables LLC 2003-1 A4	555,892	3.270%		7/15/11	550,137

Financial Services - 1.55%
CIT Equipment Collateral Series 2004-VT1 A3	243,292	2.200%		3/20/08	240,058
Marlin Leasing Receivables LLC 2005-1A A3 - 144A	250,000	4.630%		11/17/08	247,096
					487,154
Heavy Equipment - 1.40%
CNH Equipment Trust 2005-A A4B	450,000	4.290%		6/15/12	439,808

Home Equity Loans - 0.79%
Countrywide Asset-Backed Certificates Series 2004-7 AF3	248,988	3.903%		1/25/31	247,369

Miscellaneous - 1.22%
Education Loans Inc.	333,211	5.020%	+	12/26/16	333,205
PNC Student Loan Trust 1997-2 A7	49,600	6.728%		1/25/07	49,762
					382,967
Mortgages - 4.73%
Countrywide Home Loans 2002-35 3A1	262,098	5.000%		2/25/18	253,961
SuperAnnuation Members Home Loans Global Fund Series 6A	328,614	4.880%	+	11/9/35	329,581
Countrywide Alternative Loan Trust 2005-73CB 1AB	316,448	5.500%		1/25/36	312,198
Residential Asset Mortgage Products 2004-RS12 AI3	600,000	3.981%		4/25/29	592,555
					1,488,295
Retail - Credit Card - 4.61%
Dillard Credit Card Master Trust 2002-2 A	650,000	3.800%		9/15/10	646,980
Discover Card Master Trust 2002-2 A	300,000	5.150%		10/15/09	299,735
Household Private Label Credit Master Note Series 2002-1 A	500,000	5.500%		1/18/11	501,491
					1,448,206
Utilities - 0.72%
Peco Energy Transition Trust 1999-A A6	225,554	6.050%		3/1/09	226,546

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
April 30, 2006
	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
TOTAL ASSET-BACKED SECURITIES
(Cost - $ 11,352,179)					$ 11,470,811

COLLATERALIZED MORTGAGE BACKED SECURITIES - 25.49%
Commercial - 13.07%
Banc of America Commercial Mortgage, Inc. Series 2004-2 A2	$ 500,000	3.520%		11/10/38	476,342
Bear Stearns Commercial Mortgage
Securities Series 2003-PWR2 A1	400,669	4.361%		6/11/41	391,373
Bear Stearns Commercial Mortgage
Securities Series 2004-PWR4 A1	416,535	3.432%		5/11/39	399,470
CS First Boston Mortgage Securities Corp. Series 2001-CP4 A2	350,000	5.870%		12/15/35	351,921
CS First Boston Mortgage Securities Corp. Series 2003-CK2 A1	226,893	3.006%		3/15/36	219,924
GE Capital Commercial Mortgage Corp. Series 2005-C1 A1	380,300	4.012%		6/10/48	371,780
JP Morgan Chase Commercial Mortgage Series 2005-LDP1 A1	360,087	4.116%		3/15/46	352,712
LB-UBS Commercial Mortgage Trust Series 2003-C1 A1	360,919	2.720%		3/15/27	349,273
Morgan Stanley Mortgage Loan Trust Series 2004-T13 A1	421,039	2.850%		9/13/45	404,225
Residential Accredit Home Loans, Inc. 2003-QS18 A1	298,294	5.000%		9/25/18	288,972
Structured Adjustable Rate Mortgage Loan 2006-1 5A1	290,469	5.250%	+	1/1/36	287,841
Wells Fargo Mortgage Backed Securities 2005-9 1A1	222,561	4.750%		10/25/35	216,257
					4,110,090
U.S. Government Agency - 12.42%
FNMA Series 2003-52 KR	291,474	3.500%		7/25/17	273,927
FNMA Series 2004-17 HA	260,623	3.000%		1/25/19	236,741
FNMA Series 2003-73 GA	422,367	3.500%		5/25/31	391,386
FNMA Series 2003-69 GJ	417,440	3.500%		12/25/31	391,021
FHLMC Series 2672 HA	434,452	4.000%		9/15/16	417,433
FHLMC Series 2627 BG	408,072	3.250%		6/15/17	380,810
FHLMC Series 2643 ME	442,384	3.500%		3/15/18	411,875
FHLMC Series 2866 TG	582,151	4.500%		7/15/27	576,139
FHLMC Series 2764 NL	308,953	3.250%		3/15/14	294,476
FHLMC Series 3056 AP	229,990	5.500%		1/15/27	230,385
FHLMC Series 3074 BC	300,000	5.500%		10/15/35	299,585
					3,903,778
TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES
(Cost - $ 9,805,363)					8,013,868

CORPORATE BONDS - 31.37%
Aerospace - 0.81%
Boeing Co.	250,000	8.100%		11/15/06	253,597

Auto Rental - 0.49%
General American Transportation	150,000	6.750%		5/1/09	152,935

Banks - 12.80%
ABN Amro Holding NV Yankee Bond	430,000	7.125%		6/18/07	438,181
American Express Centurion	430,000	4.375%		7/30/09	417,888
Amsouth Bank NA	450,000	2.820%		11/3/06	444,702
Bank One Corp.	450,000	2.625%		6/30/08	425,275
Deutsche Bank Financial Yankee Bond	450,000	6.700%		12/13/06	453,609
First Union National Bank	250,000	5.800%		12/1/08	253,123
HSBC Bank PLC	500,000	7.625%		6/15/06	501,313
National City Bank	300,000	4.250%		1/29/10	287,806
Nationsbank Corp.	250,000	6.375%		2/15/08	254,319
Union Bank of Switzerland - New York	300,000	7.250%		7/15/06	301,054
Wells Fargo & Co.	260,000	4.200%		1/15/10	249,009
					4,026,279

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Electric - 2.11%
Metropolitan Edison Co.	$ 200,000	4.450%		3/15/10	$ 191,207
Northern States Power Co. (Wisconsin)	450,000	7.640%		10/1/08	470,610
					661,817
Finance - 1.04%
Caterpillar Financial Services Corp.	80,000	3.625%		11/15/07	78,004
Caterpillar Financial Services Corp.	250,000	4.950%	+	3/10/09	249,952
					327,956
Investment Services - 7.10%
Bear Stearns Company, Inc.	325,000	2.875%		7/2/08	308,604
Credit Suisse FB USA, Inc.	310,000	4.700%		6/1/09	303,968
Goldman Sachs Group, Inc.	350,000	7.350%		10/1/09	370,266
Goldman Sachs Group, Inc.	75,000	4.500%		6/15/10	72,215
Lehman Brothers Holdings, Inc.	300,000	8.250%		6/15/07	309,433
Merrill Lynch & Co., Inc.	325,000	4.831%		10/27/08	321,567
Morgan Stanley Dean Witter	500,000	10.000%		6/15/08	547,006
					2,233,059
Leasing - 1.17%
International Lease Finance Corp.	120,000	6.375%		3/15/09	122,788
International Lease Finance Corp.	250,000	4.750%		7/1/09	244,086
					366,874
Mortgage Financing - 0.95%
Residential Capital Corp.	150,000	6.375%		6/30/10	149,364
Residential Capital Corp.	150,000	6.125%		11/21/08	149,354
					298,718
Telephone - 0.98%
Sprint Capital Corp.	300,000	6.375%		5/1/09	306,998

Transportation - 1.16%
Union Pacific Corp.	350,000	7.250%		11/1/08	365,903

Utilities - 2.76%
Con Edison Co. of New York	425,000	4.700%		6/15/09	417,035
Georgia Power Co.	450,000	4.930%	+	2/17/09	451,429
					868,464
TOTAL CORPORATE BONDS
(Cost - $8,667,719)					9,862,600

U.S. GOVERNMENT & AGENCIES - 4.15%
U.S. Government Agency - 0.98%
FHLB	317,071	4.750%		10/25/10	309,794

U.S. Treasury Obligations - 3.17%
U.S. Treasury Notes	1,000,000	4.625%		3/31/08	995,353

TOTAL U.S. GOVERNMENT & AGENCIES
(Cost - $1,310,992)					1,305,147

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
April 30, 2006

	Shares/Principal	Interest		Maturity	Market
SHORT TERM INVESTMENT - 4.00%	Amount	Rate		Date	Value
Milestone Treasury Obligation Portfolio - Institutional Class	$ 769,855	4.550%	+		$ 769,855
U.S. Treasury Bill	500,000			9/21/06	490,515
(Cost - $1,260,370)					1,260,370

Total Investments - 101.49%
(Cost - $32,396,623)					$ 31,912,796
Other assets less liabilities - (1.49)%					(469,570)
NET ASSETS - 100.00%					$ 31,443,226

+ Variable rate security. Interest rate is as of April 30, 2006
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham Corporate/Government Bond Fund

Message from the Sub-Adviser

Seneca Capital Management LLC

San Francisco, California

This is the semi-annual report for the Dunham Corporate/Government Bond Fund.

Returns of corporate/government bonds did not amount to much over the last six months, as the Fed continued to raise short term interest rates.  As of April 30, 2006, the Federal Funds Rate stood at 4.75%.  In this challenging environment for bonds, Seneca still managed to outperform its benchmark, the Lehman Aggregate Bond Index, for the six months ended April 30, 2006.

Seneca remained duration neutral in the quarter, with tactical moves of +25/-25bps to take advantage of market opportunities.  Staying neutral was positive for the portfolio and helped to reduce interest rate risk compared to the benchmark.  The portfolio is now generally neutral on the long end of the yield curve and what is left of its “barbell” strategy is concentrated in the 1, 2 and 10 year maturities.  When using a “barbell” strategy, no positions are held in the middle of the curve (5-year).

The portfolio’s exposure to high yield credit (corporate bonds) really helped performance, as high yield credits considerably outperformed the Lehman Aggregate Bond Index.  Currently, 19% of the portfolio is invested in such securities.  The focus on single “B” rated bonds helped performance as they outperformed “BB” issues.  Investment grade credit holdings had a negative impact; however,  security selection, particularly in energy, consumer cyclicals and utilities, is having a positive impact on performance.

Going forward, Seneca expects the Fed to pause raising rates at or near 5%, as interest rates return to a more normal level.  Management believes the Fed is now making rate decisions based on the economic data as it comes in, since we are no longer at historically low rates.  Seneca also believes that most of the yield curve flattening is behind us.  The investment team at Seneca expects the bond market to continue in a trading range, but is optimistic as the current tightening cycle seems to be coming to a close.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………0.79%     One Year…………0.53%    Since Inception (December 10, 2004)…….…0.68%

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
FNCL- TBA, 5.00%, 6/12/35	11.09%
FNMA -TBA, 5.50%, 5/01/21	10.15%
FNMA - TBA, 5.500%, 6/15/33	7.17%
US Treasury Notes, 3.500%, 5/31/07	5.92%
US Treasury Notes, 4.750%, 5/15/014	5.13%
US Treasury Notes, 4.000%, 11/15/12	4.14%
US Treasury Notes, 6.250%, 8/15/23	4.07%
Swedish Export Credit, 6/5/07	1.72%
Merrill Lunch Mortgage Trust, 4.556%, 5/12/43	1.14%
Master Alternative Loans Trust Series 2004-6A1, 6.50%, 7/25/34	1.13%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 39.37%
Aerospace / Defense - 0.63%
Armor Holdings, Inc.	$ 60,000	8.250%		8/15/13	$ 64,050
DRS Technologies, Inc.	75,000	6.625%		2/1/16	74,250
Esterline Technologies Corp.	15,000	7.750%		6/15/13	15,412
United Technologies Corp.	120,000	4.875%		5/1/15	113,108
					266,820
Automobiles - 0.39%
DaimlerChrysler NA Holding	100,000	5.210%	+	10/31/08	100,460
General Motors Acceptance Corp.	70,000	6.750%		12/1/14	63,800
					164,260
Banks - 3.84%
Bank of America Corp.	43,175	4.375%		12/1/10	41,240
Barclays Bank PLC	40,000	6.278%	+	Perpetual	36,458
Citigroup, Inc.	96,763	5.000%		9/15/14	91,645
Colonial Bank	16,226	9.375%		6/1/11	18,263
Colonial Capital II	52,542	8.920%		1/15/27	55,751
First Republic Bank	119,764	7.750%		9/15/12	131,740
HBOS PLC - 144A	100,000	6.413%	+	Perpetual	92,077
HSBC Bank USA	95,000	5.875%		11/1/34	88,618
Resona Bank, Limited - 144A	120,000	5.850%	+	Perpetual	114,607
Shinsei Finance Cayman Ltd - 144A	100,000	6.418%	+	Perpetual	97,096
Sweedish Export Credit	620,000	0.000%		6/5/07	658,493
USB Capital IX	200,000	6.189%	+	Perpetual	197,631
					1,623,619
Broadcasting / Cable TV - 3.47%
BSKYB Finance UK Ltd. - 144A	40,000	6.500%		10/15/35	37,683
Clear Channel Communications	100,000	6.250%		3/15/11	99,751
Comcast Corp.	75,000	5.850%		11/15/15	72,977
Comcast Corp.	65,000	6.500%		11/15/35	62,250
CSC Holdings, Inc.	224,076	10.500%		5/15/16	236,400
Charter Comm OPT LLC/CAP - 144A	90,000	8.375%		4/30/14	90,450
Directtv Holdings LLC	85,000	6.375%		6/15/15	83,087
Echostar DBS Corp. - 144A	95,000	7.125%		2/1/16	92,744
Lenfest Communications, Inc.	132,900	10.500%		6/15/06	133,561
Liberty Media Corp.	25,000	5.700%		5/15/13	23,264
Mediacom Broadband LLC	60,000	8.500%		10/15/15	59,100
News America, Inc.	95,000	5.300%		12/15/14	90,958
News America, Inc. - 144A	715	6.200%		12/15/34	679
Rogers Cable, Inc.	69,541	7.875%		5/1/12	73,627
Time Warner, Inc.	110,000	8.375%		7/15/33	125,819
Viacom Inc. - 144A	185,000	6.250%		4/30/16	183,351
					1,465,701
Casino Services - 0.26%
OED/Diamond Jo	110,000	8.750%		4/15/12	110,000

Chemicals - 0.48%
United Agricultural Products	195,000	8.250%		12/15/11	203,775

Coal - 0.21%
Peabody Energy Corp.	90,000	6.875%		3/15/13	90,675

Commercial Services - 0.21%
Cendant Corp.	80,000	7.375%		1/15/13	87,499

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Computer Services - 0.13%
Sungard Data Systems, Inc.	$ 65,000	4.875%		1/15/14	$ 57,281

Construction Services - 1.64%
Building Materials Corp.	20,000	7.750%		8/1/14	19,950
D. R. Horton, Inc.	128,264	7.500%		12/1/07	131,839
D. R. Horton, Inc.	110,442	5.625%		9/15/14	103,661
K Hovnanian Enterprises	189,305	6.250%		1/15/15	174,140
Ply Gem Industries, Inc.	100,000	9.000%		2/15/12	96,250
Tech Olympic USA, Inc.	35,000	9.000%		7/1/10	35,831
Toll Corp.	123,628	8.250%		12/1/11	129,809
					691,480
Containers - 0.80%
AEP Industries, Inc.	105,000	7.875%		3/15/13	107,362
Crown America, Inc. - 144A	35,000	7.750%		11/15/15	35,962
Crown Cork & Seal Co. Inc.	40,000	7.375%		12/15/26	36,700
Owens-Brockway Glass Container, Inc.	153,763	8.875%		2/15/09	159,914
					339,938
Cruise Lines - 0.09%
Royal Caribbean	30,906	7.250%		3/15/18	31,949
Royal Caribbean	5,000	8.000%		5/15/10	5,340
					37,289
Diversified - 0.18%
Nell AF SARL - 144A	75,000	8.375%		8/15/15	74,344

Diversified Manufacturing - 0.12%
Trinity Industries, Inc.	55,000	6.500%		3/15/14	52,938

Electronics - 0.33%
L-3 Communications Corp.	85,000	5.875%		1/15/15	79,900
TXU Corp.	65,000	5.550%		11/15/14	60,403
					140,303
Energy - 0.88%
Progress Energy, Inc.	175,000	7.100%		3/1/11	184,878
Progress Energy, Inc.	75,000	7.750%		3/1/31	85,000
Reliant Energy, Inc.	100,000	9.500%		7/15/13	101,500
					371,378
Entertainment - 0.17%
WMG Holdings Corp.	100,000	0.000%	+	12/15/14	73,500

Finance - 3.15%
American General Finance	390,201	4.000%		3/15/11	362,754
AMR Real Estate Ptr/Fin	100,000	7.125%		2/15/13	99,250
Arch Western Finance	75,000	6.750%		7/1/13	74,250
E Trade Group, Inc.	70,000	7.375%		9/15/13	71,225
Ford Motor Credit Corp.	80,000	8.625%		11/1/10	75,671
General Electric Capital Corp.	100,000	4.875%		10/21/10	97,685
Goldman Sachs Group, Inc.	206,814	5.250%		10/15/13	199,706
Lehman Brothers Holdings, Inc.	85,000	5.500%		4/4/16	82,113
Merrill Lynch & Co.	100,000	4.250%		2/8/10	95,819
Nisource Finance Corp.	80,000	5.250%		9/15/17	73,798
SLM Corp.	100,000	4.000%		1/15/09	96,141
					1,328,412

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Financial - 0.57%
Eircom Funding	$ 55,000	8.250%		8/15/13	$ 59,125
Genworth Global Funding	105,000	5.125%		3/15/11	103,168
Rainbow National Service LLC - 144A	75,000	8.750%		9/1/12	80,063
					242,356
Food - 0.90%
Ahold Lease USA, Inc.	60,000	8.620%		1/2/25	63,051
B&G Foods Holdings Corp.	55,000	8.000%		10/1/11	56,375
Dean Foods Co.	140,627	8.150%		8/1/07	143,439
Kraft Foods, Inc.	117,939	5.625%		11/1/11	117,525
					380,390
Hotels / Casinos - 0.96%
Boyd Gaming Corp.	75,000	6.750%		4/15/14	74,250
Hilton Hotels Corp.	84,536	7.625%		12/1/12	89,628
MGM Mirage	55,000	6.750%		9/1/12	54,450
MGM Mirage	40,000	6.675%		7/15/15	38,750
Station Casinos, Inc.	90,000	6.875%		3/1/16	88,425
Wynn Las Vegas LLC	60,000	6.625%		12/1/14	58,350
					403,853
Household Products - 0.27%
Fortune Brands, Inc.	120,000	5.375%		1/15/16	113,604

Insurance - 2.36%
Endurance Specialty Holding Ltd.	95,000	6.150%		10/15/15	92,073
ING Groep NV	195,000	5.775%		Perpetual	186,763
Loews Corp.	100,000	5.250%		3/15/16	93,690
Marsh & Mclennan Cos., Inc.	185,000	5.750%		9/15/15	177,237
Protective Life Corp.	176,102	4.000%		4/1/11	163,890
Protective Life Corp.	130,000	4.680%	+	1/4/08	130,187
Reinsurance Group of America, Inc.	80,000	6.750%	+	12/25/65	75,312
UnumProvident Finance Co. - 144A	80,000	6.850%		11/15/15	79,616
					998,768
Machinery - 0.14%
Gardner Denver, Inc.	55,000	8.000%		5/1/13	57,750

Medical - 2.79%
Amerisource Bergen Corp. - 144A	75,000	5.875%		9/15/15	72,808
Amgen, Inc.	164,082	4.850%		11/18/14	153,799
Coventry Health Care, Inc.	135,000	5.875%		1/15/12	132,300
Coventry Health Care, Inc.	90,000	6.125%		1/15/15	87,975
Fresenius Medical Cap Trust II	171	78.750%		2/1/08	175,275
HCA, Inc.	135,218	5.750%		3/15/14	125,506
HCA, Inc.	19,317	6.375%		1/15/15	18,600
Omnicare, Inc.	436	8.125%		3/15/11	456
Omnicare, Inc.	40,000	6.875%		12/15/15	39,550
Teva Pharmaceutical Finance LLC	120,000	6.150%		2/1/36	110,871
UnitedHealth Group, Inc.	45,000	5.800%		3/15/36	41,418
Wellpoint, Inc.	120,000	5.850%		1/15/36	110,221
Wyeth	112,038	5.500%		3/15/13	110,232
					1,179,011
Metals - 0.37%
Gibraltar Industries, Inc. - 144A	90,000	8.000%		12/1/15	91,575
Novelis, Inc. - 144A	65,000	7.250%		2/15/15	63,050
					154,625

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Mining - 0.32%
BHP Billiton Finance	$ 140,000	5.250%		12/15/15	$ 134,260

Oil - 1.40%
BP Capital Markets PLC	92,721	2.625%		3/15/07	90,677
Burlington Resources*	3,863	0.000%		12/31/40	-
Chesapeake Energy Corp.	135,000	6.250%		1/15/18	127,912
Hornbeck Offshore Services	75,000	6.125%		12/1/14	72,187
Kinder Morgan Energy Partners, L.P.	86,131	7.300%		8/15/33	91,207
Newfield Exploration Co.	70,000	8.375%		8/15/12	75,075
Pogo Producing Co.	20,000	6.625%		3/15/15	19,400
Trans-Canada Pipelines	120,000	5.850%		3/15/36	113,146
					589,604
Paper / Paper Products - 1.43%
Bowater, Inc.	200,896	9.000%		8/1/09	208,932
Caraustar Industries, Inc.	85,000	7.375%		6/1/09	81,175
Celulosa Arauco Y Constitucion	135,000	5.625%		4/20/15	127,337
Exopac Holdings Corp. - 144A	60,000	11.250%		2/1/14	60,750
International Paper Co.	120,000	6.750%		9/1/11	125,333
					603,527
Physical Practice Management - 0.19%
US Oncology, Inc.	70,000	10.750%		8/15/14	78,313

Pipelines - 0.63%
Atlas Pipeline Partners - 144A	75,000	8.125%		12/15/15	77,437
Holly Energy Partners, L.P.	60,000	6.250%		3/1/15	56,550
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	52,800
Semgroup LP - 144A	60,000	8.750%		11/15/15	61,200
Transmontaigne, Inc.	15,000	9.125%		6/1/10	16,163
					264,150
Printing - Commercial - 0.23%
Cadmus Communications Corp.	95,000	8.375%		6/15/14	95,712

Publishing - 0.36%
Primedia, Inc.	20,000	8.875%		5/15/11	19,250
Primedia, Inc.	60,000	8.000%		5/15/13	54,300
Reed Elsevier Capital Inc.	85,000	4.625%		6/15/12	79,126
					152,676
Recreational - 0.14%
K2 Inc.	60,000	7.375%		7/1/14	60,000

REITS-Apartments - 0.30%
Archstone Communities	130,000	5.750%		3/15/16	127,137

REITS-Diversified - 0.23%
iStar Financial, Inc.	100,000	5.125%		4/1/11	96,370

REITS-Hotels - 0.14%
Host Marriott LP	60,000	6.375%		3/15/15	58,050

REITS-Office Property - 0.40%
Brandywine Operating Partnership	105,000	5.625%		12/15/10	103,589
Brandywine Operating Partnership	65,000	6.000%		4/1/16	63,590
					167,179

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Real Estate / REIT's - 2.52%
Camden Property Trust	$ 100,000	5.000%		6/15/15	$ 92,453
Meritage Homes Corp.	85,000	6.250%		3/15/15	76,500
Merrill Lynch Mortgage Trust	450,000	4.556%		5/12/43	435,005
Residential Capital Corp.	130,000	6.375%		6/30/10	129,448
Residential Capital Corp.	125,000	6.125%		11/21/08	124,462
Residential Capital Corp.	60,000	6.000%		2/22/11	58,772
Security Capital Pacific Association	135,448	7.900%		2/15/16	147,221
					1,063,861
Rental Auto/Equipment - 0.14%
Hertz Corp. - 144A	55,000	8.875%		1/1/14	58,437

Retail- Building Products - 0.39%
Home Depot, Inc.	170,000	5.400%		3/1/16	165,576

Retail- Convenience Store - 0.13%
The Pantry, Inc.	55,000	7.750%		2/15/14	55,756

Retail - Food - 0.18%
Stater Bros. Holdings Inc.	60,000	8.410%	+	6/15/10	61,050
Stater Bros. Holdings Inc.	15,000	8.125%		6/15/12	15,000
					76,050
Retail-Propane Distribution - 0.13%
Ferrellgas LP/Finance	55,000	6.750%		5/1/14	52,800

Steel - Producers - 0.30%
Chaparral Steel Co.	55,000	10.000%		7/15/13	61,600
Valmont Industries, Inc.	65,000	6.875%		5/1/14	64,675
					126,275
Technology - 0.36%
Fisher Scientific International - 144A	70,000	6.125%		7/1/15	66,675
Hutchison Whampoa International Ltd - 144A	80,000	7.450%		11/24/33	86,064
					152,739
Telecommunications - 2.57%
Cincinnati Bell, Inc.	65,000	7.250%		7/15/13	66,300
Cisco Systems, Inc.	275,000	5.500%		2/22/16	268,070
Intelsat Bermuda Ltd.	45,000	8.250%		1/15/13	45,844
Intelsat Bermuda Ltd.	85,000	8.625%		1/15/15	88,400
Qwest Communications International, Inc	45,000	7.500%		2/15/14	45,338
Qwest Corp.	105,000	8.875%	+	3/15/12	114,976
Sprint Capital Corp.	84,989	8.750%		3/15/32	105,453
Telcordia Technologies - 144A	30,000	10.000%		3/15/13	27,450
Telecom Italia Capital	85,000	5.160%	+	2/1/11	85,500
Telecom Italia Capital	150,000	5.250%		10/1/15	138,645
Verizon Global	90,940	7.750%		12/1/30	100,309
					1,086,285
Textiles - 0.24%
Mohawk Industries, Inc.	105,000	6.125%		1/15/16	103,148

Tobacco - 0.23%
RJ Reynolds Tobacco Holdings, Inc.	45,000	6.500%		7/15/10	44,944
RJ Reynolds Tobacco Holdings, Inc.	50,000	7.300%		7/15/15	50,750
					95,694

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Transportation - 0.43%
CHC Helicopter Corp.	$ 65,000	7.375%		5/1/14	$ 66,137
Gulfmark Offshore, Inc.	115,000	7.750%		7/15/14	116,150
					182,287
Utilities - 0.64%
Commonwealth Edison	55,000	5.900%		3/15/36	51,112
Con Edison Co. of New York	80,000	5.850%		3/15/36	75,842
Midamerica Energy Holdings - 144A	150,000	6.125%		4/1/36	143,087
					270,041
TOTAL CORPORATE NOTES & BONDS
(Cost - $16,952,799)					16,625,496

MORTGAGE BACKED SECURITIES - 6.38%
Banc of America Commercial Mortgage, Inc. Series 2000-1 A1A	130,260	7.109%		11/15/31	131,884
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	94,971	8.000%		8/25/34	97,393
FHARM Pool 781192	189,028	3.536%	+	2/1/34	187,306
FNARM Pool 739151	145,329	3.219%	+	9/1/33	145,645
FNARM Pool 724178	226,113	3.240%	+	7/1/33	226,357
FNARM Pool 77624	187,869	3.603%	+	4/1/34	187,511
FN Pool 792454	283,204	4.500%		11/1/19	270,066
Master Alternative Loans Trust Series 2003-7 5A1	152,914	6.250%		11/25/33	152,770
Master Alternative Loans Trust Series 2004-1 3A1	130,824	7.000%		1/25/34	132,523
Master Alternative Loans Trust Series 2004-5 6A1	97,499	7.000%		6/25/34	98,566
Master Alternative Loans Trust Series 2004-6 6A1	431,902	6.500%		7/25/34	433,007
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	423,310	6.000%		4/25/34	418,415
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	207,392	8.500%		12/25/31	212,749
					2,694,192
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $2,750,266)					2,694,192

U.S. GOVERNMENT AND AGENCIES - 44.92%
U.S. Government Agency -27.47%
FNMA	246,476	4.500%		1/1/35	226,260
FGLMC	184,553	7.000%		1/1/33	189,756
FNMA - TBA	2,830,000	5.500%		6/15/33	2,745,983
FNMA - TBA FNCI	3,915,000	5.500%		5/1/21	3,884,416
FNCL - TBA	4,495,000	5.000%		6/12/35	4,247,775
FHLMC FHR 2503B	101,625	5.500%		9/15/17	101,229
FHLMC FHR 2764HW	212,486	5.000%		3/15/19	203,130
					11,598,549
U.S. Treasury Obligations - 17.45%
U.S. Treasury Notes	1,410,000	6.250%		8/15/23	1,558,270
U.S. Treasury Notes	1,675,000	4.000%		11/15/12	1,583,923
U.S. Treasury Notes	2,000,000	4.750%		5/15/14	1,962,734
U.S. Treasury Notes	2,300,000	3.500%		5/31/07	2,265,590
					7,370,517
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $19,149,694)					18,969,066

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
SHORT TERM INVESTMENT - 34.09%
Federal Home Loan Bank Discount Note	$ 10,900,000	0.000%		5/1/06	$ 10,897,242
Federal Home Loan Bank Discount Note	3,500,000	0.000%		5/1/06	3,499,090
TOTAL SHORT TERM INVESTMENTS
(Cost - $14,396,332)					14,396,332

Total Investments - 124.76%
(Cost - $53,249,091)					52,685,086
Other assets less liabilities - (24.76)%					(10,456,443)
NET ASSETS - 100.00%					$ 42,228,643

+ Variable rate security. Interest rate is as of April 30, 2006.
*Defaulted security
TBA- When-issued security
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham High-Yield Bond Fund

Message from the Sub-Adviser

PENN Capital Management Company, Inc.

Cherry Hill, New Jersey

This is the semi-annual report for the Dunham High-Yield Bond Fund.

The manager found positive opportunities in the high yield market amongst rising rates and the substantial presence of General Motors’ and Ford’s debt.  In anticipation of the new Chairman of the Federal Reserve raising rates, PENN continued to focus on single-B rated debt.  Single-B rated debt tends to fair better than double-B rated debt in rising rate environments.

As the General Motors and Ford bonds have been absorbed into the high yield market, the manager sought to continue its venture into the gaming industry.  Holdings such as Pinnacle Entertainment Inc. and Hooters Casino Hotel continued to add value to the portfolio, as Pinnacle and Hooters both added new gaming facilities in Atlantic City and Las Vegas.  Over the quarter, Pinnacle and Hooters gained approximately 2.5% and 3%, respectively.  Trump Entertainment is expected to aid the portfolio in 2006 as the sale of a riverboat casino increased cash levels and lowered balance sheet debt.  PENN does not plan on extending the gaming exposure beyond 15%, as they are optimistic about other industries as well.

The portfolio’s heapin’ helpin’ of restaurants such as Landry’s Seafood Restaurants and Friendly’s Ice Cream  strengthened performance.  Landry’s Seafood has had a strong quarter, boasting an increase in value of nearly 7% as its restaurant and hotel chain produced positive 2005 results.  The manager continues to hold Friendly’s Ice Cream, as this seasonal restaurant is expected to perform well during the warmer months, but PENN remains cognizant of shifts in cream prices and their impact on ice cream profits.

2006 is expected to be less volatile than 2005, as the manager expects the Federal Reserve to meet the Federal Funds Rate’s “neutral” level.  PENN plans to remain cautious of the recently more volatile health care sector and is bullish about utilities and energy companies, in general.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………3.93%    Since Inception (July 1, 2005)…….…3.60%

The Merrill Lynch High-Yield Cash Pay Index is an unmanaged portfolio constructed to mirror the public high-yield debt market.  Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
Dow Jones CDX HY-144A, 8.250%, 12/29/10	4.14%
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	1.87%
Aquila, Inc. 14.875%, 7/1/12	1.83%
OM Group, Inc., 9.25%, 12/15/11	1.81%
Orion Power Holdings, Inc., 12.00%, 5/1/10	1.78%
General Motors Acceptance Corp., 6.875%, 8/28/12	1.66%
Bucheye Technologies Corp., 8.000%, 10/15/10	1.61%
Hanger Orthopedic Group, 10.375%, 2/15/09	1.54%
MTR Gaming Group, Inc. 9.750%, 4/1/10	1.51%
Magnachip Semiconductor – 144A, 8.000%, 12/15/14	1.48%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value

CORPORATE BONDS - 88.83%
Airlines - 1.41%
American Airlines, Inc.	$ 290,000	8.608%		4/1/11	$ 297,169

Apparel - 2.73%
Payless ShoeSource, Inc.	210,000	8.250%		8/1/13	220,500
Perry Ellis International, Inc.	305,000	8.875%		9/15/13	306,525
Phillips Van-Heusen	45,000	7.750%		11/15/23	47,250
					574,275
Audio & Video - 1.44%
Imax Corp.	285,000	9.625%		12/1/10	304,238

Broadcasting - 0.87%
Sinclair Broadcast Group, Inc.	180,000	8.000%		3/15/12	183,150

Cable Television - 4.81%
CCO Holdings LLC	275,000	8.750%		11/15/13	269,500
CSC Holdings, Inc.	110,000	8.125%		7/15/09	114,125
General Cable Corp.	260,000	9.500%		11/15/10	280,800
LodgeNet Entertainment Corp.	143,000	9.500%		6/15/13	154,083
Mediacom LLC Capital Corp.	190,000	9.500%		1/15/13	194,275
					1,012,783
Casinos - 9.47%
Hooters Casino Hotel Tropicana LLC	140,000	8.750%		4/1/12	138,250
Majestic Star Casino LLC	280,000	9.500%		10/15/10	298,200
Mikohn Gaming Corp.	182,000	11.875%		8/15/08	190,190
MTR Gaming Group, Inc.	295,000	9.750%		4/1/10	313,438
OED Corp./Diamond Jo	180,000	8.750%		4/15/12	180,000
Pinnacle Entertainment, Inc.	215,000	8.250%		3/15/12	224,675
Resorts International Hotel and Casino, Inc.	90,000	11.500%		3/15/09	98,325
Trump Entertainment Resorts, Inc.	395,000	8.500%		6/1/15	389,075
Virgin River Casino Corp.	160,000	9.000%	+	1/15/12	162,400
					1,994,553
Chemicals - 2.22%
OM Group, Inc.	365,000	9.250%		12/15/11	376,862
Rhodia SA	81,000	10.250%		6/1/10	90,517
					467,379
Construction - 0.85%
U.S. Concrete, Inc.	175,000	8.375%		4/1/14	179,812

Cosmetics - 0.70%
Elizabeth Arden, Inc.	146,000	7.750%		1/15/14	148,555

Diversified Manufacturing - 0.72%
Bombardier, Inc.- 144A	165,000	6.300%		5/1/14	152,212

Electric - 2.33%
AES Corp.	190,000	9.500%		6/1/09	204,725
Mirant Americas General, Inc.	180,000	8.300%		5/1/11	185,850
Verasun Energy Corp. - 144A	95,000	9.875%		12/15/12	101,175
					491,750

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Energy - 3.24%
Dynegy Holdings, Inc.- 144A	$ 60,000	8.375%		5/1/16	$ 59,700
Edison Mission Energy	235,000	10.000%		8/15/08	252,919
Orion Power Holdings, Inc.	325,000	12.000%		5/1/10	370,500
					683,119
Finance - Auto Loans - 0.94%
Ford Motor Credit Co.	225,000	7.000%		10/1/13	197,973

Financial Services - 11.04%
Bluewater Finance Ltd.	190,000	10.250%		2/15/12	197,600
Cardtronics, Inc.- 144A	220,000	9.250%		8/15/13	218,350
Dollar Financial Group, Inc.	100,000	9.750%		11/15/11	105,250
Dow Jones CDX HY - 144A	850,000	8.250%		12/29/10	862,750
Festival Fun Parks LLC - 144A	140,000	10.875%		4/15/14	141,750
Galaxy Entertainment Galent* - 144A	90,000	9.875%		12/15/12	93,150
General Motors Acceptance Corp.	370,000	6.875%		8/28/12	344,770
General Motors Acceptance Corp.	105,000	8.000%		11/1/31	99,562
Sensus Metering Systems	70,000	8.625%		12/15/13	68,075
Williams Cos., Inc.	190,000	7.500%		1/15/31	193,800
					2,325,057
Food - 0.86%
Wornick Co.	175,000	10.875%		7/15/11	181,125

Forest Products & Paper - 2.81%
Abitibi-Consolidated, Inc.	260,000	7.750%		6/15/11	257,400
Bucheye Technologies, Inc.	345,000	8.000%		10/15/10	334,650
					592,050
Gambling - 2.11%
Isle of Capri Casinos, Inc.	200,000	7.000%		3/1/14	196,500
River Rock Entertainment	230,000	9.750%		11/1/11	247,825
					444,325
Household Products - 0.65%
Prestige Brands, Inc.	135,000	9.250%		4/15/12	137,025

Medical Services - 2.87%
Hanger Orthopedic Group, Inc.	310,000	10.375%		2/15/09	320,850
Team Health, Inc. - 144A	55,000	11.250%		12/1/13	56,650
Universal Hospital Services, Inc.	220,000	10.125%		11/1/11	227,150
					604,650
Mining - 1.19%
James River Coal Co.	240,000	9.375%		6/1/12	250,800

Miscellaneous - 0.96%
Rafaella Apparel Group - 144A	200,000	11.250%		6/15/11	202,500

Office Furnishings - 0.16%
Interface, Inc.	33,000	7.300%		4/1/08	33,495

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
April 30, 2006

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value
Oil & Gas - 5.79%
Aquila, Inc.	$ 280,000	14.875%	7/1/12	$ 380,100
Delta Petroleum Corp.	125,000	7.000%	4/1/15	115,625
Giant Industries, Inc.	185,000	8.000%	5/15/14	190,088
Hanover Compressor Co.	100,000	9.000%	6/1/14	107,500
Mariner Energy, Inc. - 144A	100,000	7.500%	4/15/13	99,000
Ocean Rig Norway AS - 144A	125,000	8.375%	7/1/13	131,875
Sonat, Inc.	190,000	7.625%	7/15/11	194,750
				1,218,938
Oil & Gas Equipment- 1.41%
Seitel, Inc.	260,000	11.750%	7/15/11	297,700

Packaging & Containers - 0.61%
Solo Cup Co.	135,000	8.500%	2/15/14	128,250

Printing Services - 0.99%
Cenveo Corp.	215,000	7.875%	12/1/13	208,012

Real Estate - 1.34%
Meristar Hospitality Corp.	245,000	9.125%	1/15/11	281,750

Rentals - 1.29%
United Rentals North America, Inc.	270,000	7.750%	11/15/13	271,350

Restaurants - 0.34%
Landry's Restaurants, Inc.	75,000	7.500%	12/15/14	72,000

Retail - Apparel - 0.91%
Brown Shoe Company, Inc.	180,000	8.750%	5/1/12	190,800

Retail - Computer Equipment - 0.90%
GSC Holdings Corp. - 144A	190,000	8.000%	10/1/12	190,238

Retail - Drug Store - 0.95%
Rite Aid Corp.	190,000	9.500%	2/15/11	200,450

Semiconductors - 3.54%
Agere Systems, Inc.- Convertible	245,000	6.500%	12/15/09	242,244
Avago Technologies-144A	180,000	10.125%	12/1/13	194,850
Magnachip Semiconductor	330,000	8.000%	12/15/14	307,725
				744,819
Steel - 0.65%
AK Steel Corp.	135,000	7.750%	6/15/12	136,687

Telecommunications - 5.43%
American Cellular Corp.	215,000	10.000%	8/1/11	233,275
American Towers, Inc.	180,000	7.250%	12/1/11	182,700
Centennial Communications Corp.	125,000	8.125%	2/1/14	128,750
iPCS, Inc.	210,000	11.500%	5/1/12	237,825
Millicom International Cellular SA	200,000	10.000%	12/1/13	223,000
Rogers Wireless, Inc.	140,000	6.375%	3/1/14	137,900
				1,143,450

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Telephone - 6.22%
Cincinnati Bell, Inc.	$ 225,000	8.375%		1/15/14	$ 230,063
GCI, Inc.	210,000	7.250%		2/15/14	206,850
Global Crossing UK Finance PLC	75,000	10.750%		12/15/14	78,562
Insight Midwest/Insight Cap	80,000	9.750%		10/1/09	82,400
Insight Midwest/Insight Cap	25,000	9.750%		10/1/09	25,750
NTL Cable PLC	135,000	8.750%		4/15/14	138,544
Qwest Capital Funding, Inc.	195,000	7.000%		8/3/09	195,731
Qwest Communications International, Inc.	230,000	7.500%		2/15/14	231,725
Syniverse Technologies	120,000	7.750%		8/15/13	119,700
					1,309,325
Theaters - 1.20%
AMC Entertainment, Inc.	135,000	8.625%		8/15/12	141,075
Cinemark USA, Inc.	105,000	9.000%		2/1/13	112,350
					253,425
Transportation - 2.07%
Greenbrier Cos., Inc.- 144A	160,000	8.375%		5/15/15	167,400
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.	250,000	9.375%		5/1/12	268,750
					436,150
Vitamins & Nutrition - 0.81%
NBTY, Inc.* - 144A	180,000	7.125%		10/1/15	170,100

TOTAL CORPORATE BONDS
(Cost - $18,643,368)					18,711,439

		Dividend
	Shares	Rate

CONVERTIBLE PREFERRED STOCK - 1.68%
REITS - Hotels - 0.48%
FelCor Lodging Trust, Inc.	4,165	8.000%			102,126

Telecommunications - 1.20%
Lucent Technologies Capital Trust I	245	7.750%			251,829

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $342,734)					353,955

SHORT TERM INVESTMENT - 8.34%
Milestone Treasury Obligation Portfolio - Institutional Class
(Cost - $1,756,087)	1,756,087	4.550%	+		1,756,087

Total Investments - 98.85%
(Cost - $20,742,189)					$ 20,821,481
Other assets less liabilities - 1.15%					241,599
NET ASSETS - 100.00%					$ 21,063,080
____________
+ Variable rate security. Interest rate shown is as of April 30, 2006.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham Real Estate Stock Fund

Message from the Sub-Adviser

ING Clarion Real Estate Securities

Philadelphia, Pennsylvania

This is the semi-annual report for the Dunham Real Estate Stock Fund.

Real estate securities continued to deliver impressive returns over the last six months by posting a return above 16%, as measured by the Dow Jones Wilshire Real Estate Securities Index.

ING Clarion’s performance over the last six months mainly stems from superior stock selection. The manager’s contribution due to sector allocation was neutral overall.

After returning over 13% in the fourth quarter, Starwood Hotels & Resorts Worldwide, Inc. (HOT) continued its positive run by advancing over 6% in the first calendar quarter.  The manager’s outlook for the company remains positive.

ING Clarion’s intent to overweight office space has started to pay off in the first calendar quarter.  SL Green Realty Corporation (SLG), an office REIT focusing exclusively on owning and operating office buildings in Manhattan, posted a return of over 30% after advancing over 13% in the fourth quarter.  The stock rallied after SLG announced the acquisition of leasing rights to a prestigious office building on Fifth Avenue.

Top holding Simon Property Group, Inc. (SPG) continued to deliver consistent results by returning close to 11% in the first calendar quarter.  GMH Communities Trust (GCT), a REIT focusing on providing housing to college students and members of the US military, took a significant hit after lowering earnings guidance and after its audit committee questioned the company’s accounting practices.  While the company lost over 20% in the first calendar quarter, ING Clarion’s portfolio was not significantly impacted as its position in GCT was very small.

Another stellar performer in the portfolio was Boston Properties, Inc. (BXP) which returned over 19% year-to-date through April 30, 2006.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………15.64%     One Year…………25.68%    Since Inception (December 10, 2004)…….…17.51%

The Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index which provides a broad measure of the performance of publicly traded real estate securities.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
Simon Property Group, Inc.	6.54%
ProLogis	4.87%
Archstone-Smith Trust.	4.47%
Equity Residential .	4.44%
Boston Properties, Inc..	4.26%
Vornado Realty Trust	3.95%
Avalonbay Communities, Inc.	3.82%
General Growth Properties, Inc.	2.98%
Trizec Properties, Inc.	2.96%
SL Green Realty Corp	2.95%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.42%			REITs - Regional Malls - 14.19%
REITs - Apartments - 20.87%			General Growth Properties, Inc.	6,450	$ 302,828
American Campus Communities	2,000	$ 48,300	Macerich Co.	4,050	296,541
Archstone-Smith Trust	9,280	453,606	Simon Property Group, Inc.	8,110	664,047
Avalonbay Communities, Inc.	3,600	387,720	Taubman Centers, Inc.	3,500	143,990
BRE Properties, Inc. - Cl. A	3,600	193,968			1,407,406
Camden Property Trust	3,520	241,930	REITs - Shopping Centers - 12.41%
Equity Residential	10,050	450,943	Acadia Realty Trust	4,400	99,308
GMH Communities Trust	4,100	50,430	Developers Diversified Realty Corp.	3,600	191,520
Post Properties, Inc.	3,300	144,177	Federal Realty Investment Trust	3,590	244,946
United Dominion Realty Trust, Inc.	3,650	99,243	Heritage Property Investment	2,500	96,550
		2,070,317	New Plan Excel Realty Trust	6,100	150,365
REITs - Healthcare Facilities - 2.51%			Pan Pacific Retail Properties, Inc.	2,930	195,255
OMEGA Healthcare Investors, Inc.	8,000	102,320	Regency Centers Corp.	4,010	252,991
Ventas, Inc.	4,500	147,015			1,230,935
		249,335	REITs - Storage - 3.86%
REITs - Hotels - 7.70%			Extra Space Storage, Inc.	3,000	47,160
Host Hotels & Resorts, Inc.	9,464	198,933	Public Storage, Inc.	3,100	238,328
Lasalle Hotel Properties	2,500	109,325	Shurgard Storage Centers, Inc. - Cl. A	1,540	96,990
Starwood Hotels & Resorts					382,478
Worldwide, Inc.	3,550	203,699
Strategic Hotels & Resorts, Inc.	6,700	151,956	TOTAL COMMON STOCK
Sunstone Hotel Investors, Inc.	3,480	100,015	(Cost - $6,758,149)		9,764,057
		763,928
REITs - Industrial/Office Mix - 1.44%			SHORT TERM INVESTMENT - 3.87%
Liberty Property Trust	3,200	143,040	Milestone Treasury Obligation
			Portfolio- Institutional Class, 4.55%
REITs - Industrial Properties - 7.46%			(Cost - $384,159)	384,159	384,159
AMB Property Corp.	4,920	245,951
ProLogis	9,850	494,667	Total Investments - 102.29%
		740,618	(Cost - $7,142,308)		10,148,216
REITs - Office Property - 27.98%			Other assets less liabilities - (2.29)%		(227,212)
BioMed Realty Trust, Inc.	3,500	96,880	NET ASSETS - 100.00%		$ 9,921,004
Boston Properties, Inc.	4,900	432,523
CarrAmerica Realty Corp.	2,500	111,900
Corporate Office Properites Trust	3,600	149,400
Equity Office Properties Trust	9,250	298,775
Highwoods Properties, Inc.	4,700	148,238
Kilroy Realty Corp.	1,300	92,716
Maguire Properties, Inc.	5,800	196,968
Reckson Associates Realty Corp.	6,100	248,148
SL Green Realty Corp.	3,020	298,980
Trizec Properties, Inc.	12,020	300,740
Vornado Realty Trust	4,190	400,732
		2,776,000

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Dunham Appreciation & Income Fund

Message from the Sub-Adviser

Calamos Advisers, LLC

Naperville, Illinois

This is the semi-annual report for the Dunham Appreciation & Income Fund.

Calamos continued to provide impressive returns to investors, advancing close to 12% over the last six months.

Dragging on performance mainly in the first calendar quarter was issue selection in consumer discretionary, the lack of exposure to materials and an underweight in speculative grade convertibles.  The manager’s relative overweight in BBB – B convertibles helped portfolio performance in the first calendar quarter as lower grade convertibles outperformed high quality convertibles.

Natural gas producer Cabot Oil & Gas Corp. (COG) returned over 9% year-to-date through April, despite declining natural gas prices.

The manager’s convertible position in Apogent Technologies Inc., a recently acquired (by Fisher) manufacturer and distributor of laboratory and life science products, performed well in the first calendar quarter.  The 3.66% floater maturing in 2033 gained over 10% in the first calendar quarter.

The 0.5% convertible of Red Hat, Inc., which was added in the last quarter, advanced another 2% after last quarter’s return of 18%, despite an increase in the conversion premium.  The convertible has a call protection until 1/15/2009 after which the issue can be called at par.  The conversion premium increased from approximately 8% to 11% during the quarter decreasing the equity sensitivity of the issue.

The portfolio remains approximately 60% invested in convertible bonds and 40% in equities.  The equity allocation continued to help portfolio performance in the first calendar quarter as equities outperformed convertibles.

The portfolio continues to be overweighted in technology, industrials and energy.  The lower conversion premium of the manager’s strategy, relative to the benchmark, made it more equity sensitive, a characteristic that helped the portfolio.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………11.99%     One Year…………21.84%    Since Inception (December 10, 2004)…….…9.21%

The Merrill Lynch Convertibles ex Mandatories Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
Celgene Corp., 1.75%, 6/1/08	3.00%
Apple Computer, Inc..	2.79%
Diamond Offshore Drilling, Inc, 1.500%, 4/15/31.	2.56%
E Trade Group, Inc.	2.32%
RF Microdevices, Inc. , 1.500%, 7/1/10	2.32%
Armor Holdings, Inc., 2.000%, 11/1/24	2.30%
Hartford Financial Services Group, Inc. Convertible, 6.00%	2.28%
Seagate Technology	2.26%
Seacor Holdings, Inc., 2.875%, 12/15/24.	2.25%
Regal Beloit Corp., 2.750%, 3/15/24	2.24%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
April 30, 2006

					Market
Security				Shares	Value
COMMON STOCK - 37.00%
Communications - 2.23%
Motorola, Inc.				22,000	$ 469,700

Computers - 9.14%
Apple Computer, Inc.*				8,400	591,276
Hewlett-Packard Co.				12,500	405,875
Sandisk Corp.*				7,100	453,193
Seagate Technology				18,000	478,080
					1,928,424
Data Processing - 2.07%
Global Payments, Inc.				9,200	436,356

E-Commerce - 1.42%
Amazon.com, Inc. *				8,500	299,285

Hotels - 1.90%
Marriott International, Inc.- Cl. A				5,500	401,885

Insurance - 2.01%
Loews Corp.				4,000	424,600

Investment Services - 8.19%
E Trade Group, Inc.*				19,750	491,380
Franklin Resources, Inc.				4,500	419,040
Legg Mason, Inc.				3,200	379,136
T. Rowe Price Group, Inc.				5,200	437,788
					1,727,344
Machinery - 2.01%
Caterpillar, Inc.				5,600	424,144

Oil & Gas - 4.12%
Cabot Oil & Gas Corp. - Cl. A				8,170	402,454
Valero Energy Corp.				7,200	466,128
					868,582
Retail-Apparel - 1.41%
Chico's FAS, Inc.*				8,000	296,480

Retail-Catalog Shopping - 0.97%
Coldwater Creek, Inc.*				7,300	204,108

Semiconductors - 1.53%
Advanced Micro Devices, Inc.*				10,000	323,500

TOTAL COMMON STOCK
(Cost - $6,172,537)					7,804,408

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
April 30, 2006

		Dividend			Market
	Shares	Rate			Value
PREFERRED STOCK - 9.93%
Diversified Financial Services - 1.92%
Citigroup Fund Convertible	12,700	5.020%	+		$ 405,511

Insurance - 6.30%
Hartford Financial Services Group, Inc. Convertible	6,000	6.000%			483,000
Metlife, Inc. Convertible	14,800	6.375%			414,400
Travelers Property Casualty Corp. Convertible	17,500	4.500%			431,550
					1,328,950
Utilities - 1.71%
CenterPoint Energy, Inc. Convertible	10,700	2.000%	+		359,841

TOTAL PREFERRED STOCK
(Cost - $1,907,356)					2,094,302

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 50.34%
Aerospace & Defense - 4.20%
Armor Holdings, Inc.	$ 385,000	2.000%	+	11/1/24	486,063
Lockheed Martin Corp.	345,000	4.499%	+	8/15/33	399,890
					885,953
Business Services - 1.00%
CSG Systems International, Inc.	200,000	2.500%		6/15/24	212,000

Communications - 1.94%
Powerwave Technologies, Inc.	350,000	1.875%		11/15/24	408,625

Computer Services - 1.96%
Electronics for Imaging, Inc.	370,000	1.500%		6/1/23	413,938

Diversified Manufacturing - 2.09%
Roper Industries, Inc.	714,000	1.481%	+	1/15/34	440,895

Hotels - 2.17%
Starwood Hotels & Resorts Worldwide, Inc.	321,000	3.500%		5/16/23	457,024

Machinery - 2.25%
Regal Beloit Corp.	280,000	2.750%		3/15/24	474,950

Medical - 15.64%
Advanced Medical Optics, Inc.	325,000	2.500%		7/15/24	351,812
Amgen, Inc.	472,000	0.000%		3/1/32	347,510
Apogent Technologies, Inc.	325,000	3.660%	+	12/15/33	435,272
Celgene Corp.	182,000	1.750%		6/1/08	635,863
Genzyme Corp. General Division	340,000	1.250%		12/1/23	351,475
Integra LifeSciences Holdings Corp.	330,000	2.500%		3/15/08	426,525
Medtronic, Inc.	370,000	1.250%		9/15/21	364,912
Henry Schein, Inc.	330,000	3.000%		8/15/34	386,100
					3,299,469

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
April 30, 2006

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Multimedia - 0.91%
Disney (Walt) Co.	$ 180,000	2.125%		4/15/23	$ 191,250

Oil & Gas - 6.83%
Diamond Offshore Drilling, Inc.	291,000	1.500%		4/15/31	541,624
Halliburton Co.	200,000	3.125%		7/15/23	421,250
Seacor Holdings, Inc.	360,000	2.875%		12/15/24	477,000
					1,439,874
Pharmaceuticals - 3.62%
Omnicare, Inc.	400,000	3.250%		12/15/35	392,500
Wyeth	350,000	4.239%	+	1/15/24	370,860
					763,360
Semiconductor - 1.48%
ON Semiconductor Corp.	350,000	0.000%		4/15/24	313,250

Software - 2.12%
Red Hat, Inc.	360,000	0.500%		1/15/2024	448,200

Telecommunications - 2.33%
RF Microdevices, Inc.	376,000	1.500%		7/1/2010	490,680

Transportation - 1.80%
CSX Corp.	310,000	0.000%		10/30/21	378,587

TOTAL CONVERTIBLE BONDS
(Cost - $9,119,835)					10,618,055

SHORT TERM INVESTMENT - 3.10%	Shares
Milestone Treasury Obligation Portfolio- Institutional Class
(Cost - $653,253)	653,253	4.550%	+		653,253

Total Investments - 100.37%
(Cost - $17,852,981)					$ 21,170,018
Other assets less liabilities - (0.37)%					(78,915)
NET ASSETS - 100.00%					$ 21,091,103

*Non-income producing security
+Variable rate security. Interest rate shown is as of April 30, 2006.

See accompanying notes to financial statements.

Dunham International Stock Fund

Message from the Sub-Adviser

Neuberger Berman Management Inc.

New York, New York

This is the semi-annual report for the Dunham International Stock Fund.

The manager outperformed its benchmark, the MSCI All Country World ex. US Index, by over 3.5% in the last six months.  The weakness of the dollar helped US-based investors as the local currency returns lagged US-dollar returns by over 4.5% during the last six months.

Neuberger Berman’s portfolio continued to be well-positioned and offers promising future growth prospects.  While the manager’s holdings have a forecasted growth rate, as expressed by long-term earnings per share of 13.4%, the benchmark’s average holdings growth rate is 11.1%. Additionally, Neuberger’s holdings are more attractively valued with an average P/E ratio at 14.32 compared to the benchmark’s 15.1.

The manager continues to overweight consumer discretionary, energy and technology while underweighting financials, health care and utilities.  The biggest contributors of the portfolio were consumer discretionary, energy and financials.

Investment holding company Kensington Group Plc (KGN LN) continued to perform well, returning over 24% year-to-date through April after returning over 40% in the fourth quarter.  Top holding, commercial banking service provider Anglo Irish Bank Corporation P.L.C. (ANGL LN), returned mid single-digit returns in the first calendar quarter of 2006.

Despite volatile oil prices, the manager’s energy holdings performed well.  Brazil-based Petrobras (PBR) gained over 40%, while Burren Energy PLC (BUR LN) returned close to 7% year-to-date..

The German-based premium sports car manufacturer Porsche AG (POR3 GR), which produced a single-digit loss in the fourth quarter, rebounded nicely by posting a return of over 30%.  Neuberger Berman continues to have confidence in the company’s product pipeline and future prospects.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………28.77%     One Year…………41.92%    Since Inception (December 10, 2004)…….…26.33%

The MSCI All Country World Index ex US is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distribution.

Top 10 Portfolio Holdings*

Company
Anglo Irish Bank Corp. PLC	3.01%
Woodside Petroleum Ltd.	2.29%
Talisman Energy, Inc..	2.19%
Petroleo Brasileiro SA ADR	2.15%
Burren Energy PLC	2.14%
Vodafone Group PLC SP - ADR	2.11%
Brother Industries, Ltd.	2.09%
Porsche AG	2.09%
InBev NV	1.97%
CRH PLC	1.95%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.25%			Commercial Services - 1.07%
Advertising - 1.18%			MacDonald, Dettwiler and
Ipsos	1,610	$ 236,672	Associates Ltd.*	7,200	$ 327,696
Publicis Groupe	3,000	124,517
		361,189	Computer Equipment - 2.88%
Appliances - 0.15%			TPV Technology Ltd.	449,000	486,429
Indesit Company SP-ADR	3,490	46,072	Wincor Nixdorf AG	2,740	392,326
					878,755
Automobile Equipment - 1.17%			Consulting Services - 1.18%
F.C.C. Co., Ltd.	16,200	358,360	RPS Group PLC	99,624	358,542

Automobiles - 3.81%			Diversified Manufacturing - 0.83%
Nissan Motor Co. Ltd SP-ADR	19,979	526,047	Aalberts Industries N.V.	3,130	254,699
Porsche AG	635	635,888
		1,161,935	Diversified Minerals - 2.70%
Batteries - 0.44%			Companhia Vale do Rio Doce SP - ADR	11,700	520,416
Saft Groupe S.A.*	4,350	133,919	Paladin Resources Ltd.*	87,770	302,343
					822,759
Beverages - 1.41%			Diversified Operations - 0.52%
C&C Group PLC	55,145	429,285	DCC PLC	6,540	158,584

Brewery - 1.96%			Electronic Products - 2.09%
InBev NV	11,880	598,287	Brother Industries, Ltd.	57,000	636,191

Building Products - 3.00%			Engineering - 0.94%
CRH PLC	16,131	591,296	Chiyoda Corp.	6,000	134,566
Marazzi Gruppo Ceramiche SPA*	11,790	144,059	Takuma Co., Ltd.	18,000	152,175
Titan Cement Company	3,540	179,794			286,741
		915,149	Finance - 4.25%
Building-Residential - 2.54%			Acom Co.,Ltd	4,910	285,623
Barratt Developments PLC	16,970	305,988	Intrum Justitia AB	31,500	296,413
Redrow PLC	48,680	470,289	Kensington Group PLC	16,630	342,176
		776,277	Neteller PLC*	26,520	373,582
Chemicals - 1.26%					1,297,794
Aica Kogyo Company Ltd.	9,500	137,325	Food - 0.46%
Wacker Chemie AG*	1,870	246,555	Nissin Healthcare Food Service Co., Ltd.	9,200	140,162
		383,880
Commercial Banks - 8.81%			Gambling - 2.56%
Allied Irish Banks PLC	11,870	285,884	Great Canadian Gaming Corp.*	30,600	384,770
Anglo Irish Bank Corp. PLC	55,525	914,144	William Hill PLC	34,330	395,928
Barclays PLC	38,530	479,734			780,698
BNP Paribas SA	5,140	484,948	Home Furnishings - 3.94%
Fortis	4,340	162,421	Advanced Digital Broadcast Holdings*	3,760	453,467
Hsinchu International Bank	254,000	131,355	MFI Furniture Group PLC	203,450	406,782
Societe Generale	1,520	231,867	Nobia AB	10,900	343,125
		2,690,353			1,203,374
			Internet Gambling - 1.20%
			888 Holdings PLC*	84,170	367,563

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
Investment Companies - 0.50%			Printing - Commericial - 0.40%
Timbercorp Ltd.	58,141	$ 151,754	Nissha Printing Co., Ltd.	3,000	$ 121,162

Leasure & Recreation Products - 2.57%			Publishing - 1.08%
Heiwa Corp.	21,700	330,029	Trinity Mirror PLC	33,070	330,003
Mars Engineering Corp.	16,800	453,318
		783,347	Real Estate - 0.23%
Medical - 1.45%			Renta Corp Real Estate SA*	1,980	68,837
Nihon Kohden Corp.	8,000	140,173
Rhoen-Klinikum AG	3,190	148,677	Retail - Pubs - 1.69%
Takeda Pharmaceutical Company Ltd.	2,500	152,438	Punch Taverns PLC	32,470	517,008
		441,288
Mortgage Banks - 1.37%			Retail - Restaurants - 0.75%
Northern Rock PLC	21,770	419,445	Plenus Co., Ltd.	6,200	229,760

Multimedia- 1.66%			Software - 0.60%
Corus Entertainment, Inc. - Cl. B	15,300	506,973	Gameloft*	19,070	143,889
			Tele Atlas NV*	1,560	39,498
Oil & Gas - 21.04%					183,387
Addax Petroleum Corp.*	6,200	165,547	Steel Pipe - 1.98%
Burren Energy PLC	36,470	650,303	Maruichi Steel Tube Ltd.	8,600	211,336
Canadian Natural Resources Ltd.	9,200	551,729	Tenaris S.A. - ADR	8,550	392,445
Centurion Energy International Ltd.*	25,400	272,009			603,781
Dragon Oil PLC	68,185	241,057	Telecommunication - 4.77%
Hardman Resources Ltd.*	295,700	529,494	KT Corp. SP - ADR	11,860	275,982
Lundin Petroleum AB*	10,800	148,420	SK Telecom Co., Ltd. - ADR	12,900	344,430
Prosafe ASA	9,250	548,037	Telefonica S.A. SP - ADR	4,080	195,799
Suncor Energy, Inc.	4,800	410,113	Vodafone Group PLC SP - ADR	27,000	639,900
Talisman Energy, Inc.	11,800	664,899			1,456,111
Total Fina Elf SA - ADR	2,900	400,258	Tires - 1.21%
Tullow Oil PLC	65,810	492,235	Continental AG	3,115	370,251
Petroleo Brasileiro SA - ADR	6,600	652,278
Woodside Petroleum Ltd.	19,560	694,564	Transport Services - 1.10%
		6,420,943	Euronav SA	11,740	336,878
Petrochemicals - 0.67%
Ultrapar Participacoes S.A. SP - ADR	11,700	205,569	TOTAL COMMON STOCK
			(Cost - $22,523,725)		29,071,364
Pharmaceuticals - 0.99%
GlaxoSmithKline PLC - ADR	4,640	263,923	SHORT TERM INVESTMENT - 4.27%
Hisamitsu Pharmaceutical Co.	1,200	36,900	Milestone Treasury Obligation
		300,823	Portfolio- Institutional Class, 4.55%
Photo Equipment - 0.28%			(Cost - $1,303,598)	1,303,598	1,303,598
Pentax Corp.	12,000	83,893
			Total Investments - 99.52%
Plastic Products - 0.56%			(Cost - $23,827,323)		30,374,962
Tenma Corp.	9,000	171,887	Other assets less liabilities - 0.48%		138,350
			NET ASSETS - 100.00%		$ 30,513,312

*Non-income producing security
ADR- American Depositary Receipts

See accompanying notes to financial statements.

Dunham Large Cap Value Fund

Message from the Sub-Adviser

C.S. McKee, L.P.

Pittsburgh, Pennsylvania

This is the semi-annual report for the Dunham Large Cap Value Fund.

Large cap value stocks outperformed large cap growth stocks by over 280 basis points (bps), or 2.8%, in the first calendar quarter.  The Russell 1000 Growth Index outperformed the Russell 1000 Value Index in 3 out of the last 4 quarters, and yet, trailed the Russell 1000 Value for the period ended April 30, 2006.  All sectors of the Russell 1000 Value Index posted positive returns in the last six months, led by materials, which returned over 25%.

While the manager’s lack of exposure to the leading sectors, such as technology, producer durables and auto & transportation, negatively impacted portfolio performance, stock selection, mainly in integrated oils and financials, helped in the first calendar quarter.  Marathon Oil Corporation (MRO) was up over 25% despite volatile oil prices.

The financial services sector of the benchmark advanced 3.61% in the first calendar quarter. Superior security selection continued to add significant value in the first calendar quarter as the manager’s holdings outperformed the sector benchmark.  Among C.S. McKee’s top financials were Merrill Lynch & Company, Inc. (MER) up 16.68% and JPMorgan Chase & Co. (JPM) up 5.81%. The closed-end fund John Hancock Bank and Thrift Opportunity Fund (BTO) relatively outperformed the sector benchmark by posting a positive return of 6.00%.  C.S. McKee continues to like the closed-end fund as a means to gain exposure to regional US banks, thrifts and their holding companies.  The manager’s underweight in financials hurt performance just a little in the first calendar quarter.

The manager’s stock selection in health care contributed positively in the first calendar quarter. Pharmaceutical company Pfizer, Inc. (PFE) was up over 9% year-to-date through April, outperforming its sector return of 4.75%.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………9.74%     One Year…………17.30%    Since Inception (December 10, 2004)…….…13.52%

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
Marathon Oil Corp.	3.98%
Apache Corp.	3.79%
ConocoPhillips	3.74%
Chevron Texaco Corp.	3.38%
Wal-Mart Stores, Inc.	2.71%
Bank of America Corp.	2.61%
Merrill Lynch & Co., Inc	2.50%
Alcoa, Inc.	2.48%
JPMorgan Chase & Co.	2.44%
Intel Corp.	2.22%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 91.11%			Insurance - 4.84%
Aerospace & Defense - 3.02%			Allstate Corp.	8,232	$ 465,026
Honeywell International, Inc.	14,672	$ 623,560	American International Group, Inc.	10,690	697,522
United Technologies Corp.	7,416	465,799	Hartford Financial
		1,089,359	Services Group, Inc.	6,340	582,836
Air Courier - 1.18%					1,745,384
Fedex Corp.	3,708	426,902	Investment Services - 2.50%
			Merrill Lynch & Co., Inc.	11,814	900,936
Banks - 12.00%
Bank of America Corp.	18,841	940,543	Management Investment
Citigroup, Inc.	14,810	739,759	Companies - 0.85%
JPMorgan Chase & Co.	19,402	880,463	John Hancock Bank & Thrift
Suntrust Banks, Inc.	5,414	418,665	Opportunity Fund	31,148	306,808
U.S. Bancorp	23,507	739,060
UnionBanCal Corp.	8,724	611,465	Medical - 7.54%
		4,329,955	Boston Scientifice Corp.	20,663	480,203
Building & Construction			Johnson & Johnson	8,700	509,907
Products - 0.98%			Laboratory Corp. of America Holdings*	12,602	719,574
Masco Corp.	11,124	354,856	Pfizer, Inc.	16,499	417,920
			Universal Health Services, Inc.	11,657	592,059
Commercial Services - 0.94%					2,719,663
Cendant Corp.	19,500	339,885	Metals - 2.48%
			Alcoa, Inc.	26,540	896,521
Communications - 1.74%
Bellsouth Corp.	18,600	628,308	Oil - 14.89%
			Apache Corp.	19,232	1,366,434
Computers - 1.38%			ChevronTexaco Corp.	20,000	1,220,400
Dell, Inc.*	19,000	497,800	ConocoPhillips	20,196	1,351,112
			Marathon Oil Corp.	18,087	1,435,384
Conglomerates - 6.41%					5,373,330
Dover Corp.	14,500	721,375	Railroads - 1.50%
Emerson Electric Co.	4,926	418,464	Burlington Northern Santa Fe Corp.	6,800	540,804
Fortune Brands, Inc.	8,267	663,840
General Electric Co.	14,727	509,407	Retail-Apparel - 1.35%
		2,313,086	Gap, Inc.	27,000	488,430
Consumer Financial
Services - 1.40%			Retail-Auto Parts - 1.46%
Fannie Mae	10,000	506,000	Autozone, Inc.*	5,636	527,586

Electric Utilities - 4.16%			Retail-Building Products - 1.77%
FPL Group, Inc.	7,136	282,586	Home Depot, Inc.	7,787	310,935
Public Service Enterprise Group, Inc.	12,400	777,480	Lowe's Companies, Inc.	5,191	327,292
TXU Corp.	8,900	441,707			638,227
		1,501,773	Retail-Discount - 2.71%
Food Processing - 3.28%			Wal-Mart Stores, Inc.	21,700	977,151
Dean Foods Co. *	8,900	352,529
General Mills, Inc.	10,175	502,034	Retail-Jewelry - 0.86%
Sara Lee Corp.	18,392	328,665	Zale Corp.*	12,640	311,576
		1,183,228
Industrial Equipment - 2.13%			Retail-Office Supplies - 1.20%
Ingersoll-Rand Co.- Cl. A	17,580	769,125	Office Depot, Inc.*	10,680	433,394

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
April 30, 2006
		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Restaurant/Specialty - 3.25%
McDonald's Corp.	14,926	$ 515,992	SHORT TERM INVESTMENT - 9.00%
OSI Restaurant Partners, Inc.	15,411	658,050	Milestone Treasury Obligation
		1,174,042	Portfolio- Institutional Class, 4.55%	3,248,545	$ 3,248,545
Savings & Loans - 1.67%			(Cost - $3,248,545)
Washington Mutual, Inc.	13,349	601,506
			Total Investments - 100.11%
Semiconductors - 2.22%			(Cost - $29,672,181)		36,128,377
Intel Corp.	40,028	799,759	Other assets less liabilities - (0.11)%		(39,487)
			NET ASSETS - 100%		$ 36,088,890
Tobacco - 1.40%
Altria Group, Inc.	6,895	504,438

TOTAL COMMON STOCK
(Cost - $26,423,636)		$ 32,879,832

*Non-income producing security.

See accompanying notes to financial statements.

Dunham Small Cap Value Fund

Message from the Sub-Adviser

Denver Investment Advisors LLC

Denver, Colorado

This is the semi-annual report for the Dunham Small Cap Value Fund.

Small cap value stocks, as measured by the Russell 2000 Value Index, had a huge first calendar quarter following several years of outsized returns.  Although Babson’s performance was solid, they lagged the index considerably. Several factors contributed to the portfolio’s relative underperformance including lack of exposure to REITs, stock selection and an underweight in the energy sector.  Babson was replaced by Denver Investment Advisors LLC effective April 1, 2006.

REITs once again outperformed the benchmark, surprising many analysts.  Babson felt that investors are chasing yields and that REITs are overvalued at the present time.  Babson’s stock selection was both a positive and a negative for the portfolio.  West Pharmaceuticals Services, Inc. (WST), which was down significantly in the last quarter of 2005, recovered beautifully with a 43.43% return year-to-date.  However, oil service provider RPC, Inc. (RES) was up 5.31% through April after losing 13.10% in the first calendar quarter.  Both picks highlight the fact that small company stocks can be quite volatile at times.

Denver Investment Advisors LLC has started to restructure the porfolio to bring it in line with their model portfolio.

We are excited to have Denver Investment Advisors LLC on board to sub-advise our Small-Cap Value Fund..

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………11.53%     One Year…………17.91%    Since Inception (December 10, 2004)…….…4.51%

The Russell 2000 Value Index measures the performance of the 2000 smallet companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
Belden CDT, Inc.	4.03%
Berry Petroleum Co. Cl. - A	3.30%
Cash America International, Inc.	2.75%
Lenox International, Inc.	2.62%
Ennis, Inc.	2.44%
Max Re Capital Ltd.	2.36%
Advanta Corp. – Cl. B	2.35%
Lincoln Electric Holdings.	2.33%
Albany International Corp, Cl. - A	2.17%
Sauer-Danfoss, Inc.	2.13%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
April 30, 2006
		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.01%			Insurance - 6.90%
Apparel - 1.58%			Assured Guaranty Ltd.	7,900	$ 196,315
Cherokee, Inc.	7,900	$ 324,058	Clark, Inc.	25,600	335,360
			Max Re Capital Ltd.	20,600	504,700
Auto Parts & Equipment - 1.12%			Platinum Underwriters Holdings	13,800	380,466
Cooper Tire & Rubber Co.	18,100	229,870			1,416,841
			Investment Companies - 1.62%
Building Materials - 3.69%			MCG Capital Corp.	22,500	332,100
Lennox International, Inc.	17,200	561,236
LSI Industries, Inc.	11,700	195,507	Leisure - 1.81%
		756,743	Callaway Golf Co.	23,200	370,736
Chemicals - 1.06%
Schulman, Inc.	9,100	217,854	Machinery - 4.49%
			Albany International Corp. - Cl .A	11,900	465,290
Commercial Banks - 9.31%			Sauer-Danfoss, Inc.	19,400	455,900
BankUnited Financial Corp.- Cl. A	11,400	349,866			921,190
First Community Bancorp	7,500	435,000	Oil & Gas - 5.64%
PFF Bancorp, Inc.	9,500	325,565	Berry Petroleum Co. - Cl.A	9,600	707,520
Southwest Bancorp, Inc.	19,000	426,930	Cabot Oil & Gas Corp. - Cl.A	3,900	192,114
Westamerica Bancorp	7,300	373,322	Gulf Island Abrication, Inc.	10,600	258,216
		1,910,683			1,157,850
Commercial Services - 5.88%			Pharmaceutical - 1.30%
Banta Corp.	6,000	303,480	Perrigo	16,700	266,532
CDI Corp.	13,500	382,725
Ennis, Inc.	26,500	522,050	Plastics - 1.04%
		1,208,255	Spartech Corp.	9,040	213,615
Communications - 1.90%
Inter-Tel, Inc.	17,000	389,980	REITs - Apartments - 3.15%
			Associated Estates Realty Corp.	38,100	441,579
Distribution Wholesales - 1.85%			Home Properties, Inc.	4,100	205,082
Owens & Minor, Inc.	11,900	379,253			646,661
			REITs - Hotels - 1.59%
Electronic Components - 7.82%			Equity Inns, Inc.	20,100	325,620
Belden CDT, Inc.	27,600	863,880
Bel Fuse, Inc. - Cl. B	8,759	290,273	REITs - Office Property - 2.33%
X-Rite, Inc.	34,400	449,952	Glenborough Realty Trust, Inc.	9,800	205,310
		1,604,105	Parkway Properties, Inc.	6,900	273,240
Finance - 2.45%					478,550
Advanta Corp. - Cl. B	13,200	503,712	Rental & Leasing Services - 2.15%
			Aaron Rents, Inc.	16,400	440,504
Gas - 3.19%
Cascade Natural Gas Corp.	8,800	180,136	Retail-Convenience Store - 1.89%
Northwest Natural Gas Co.	6,000	207,240	Casey's General Store, Inc.	18,100	387,159
South Jersey Industries, Inc.	10,100	268,458
		655,834	Retail - Jewelry Store - 1.73%
			Movado Group	18,100	356,027
Healthcare Products - 1.77%
Meridian Bioscience, Inc.	14,000	363,440	Retail-Pawn Shops - 2.87%
			Cash America International, Inc.	17,900	588,552
Household Products - 2.92%
Lancaster Colony Corp.	6,600	270,930	Retail-Restaurant/Specialty - 3.39%
The Yankee Candle Co.	10,900	328,526	Bob Evans Farms, Inc.	13,200	381,216
		599,456	Ruby Tuesday, Inc.	10,600	315,562
Industrial - 2.43%					696,778
Lincoln Electric Holdings	9,100	498,771	Semiconductors - 0.83%
			Richardson Electronics, Ltd.	24,000	170,160

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
Software - 1.09%			SHORT TERM INVESTMENT - 8.40%
Blackbaud, Inc.	10,600	$ 222,706	Milestone Treasury Obligation
			Portfolio- Institutional Class, 4.55%
Transportation - 5.22%			(Cost - $1,724,516)	1,724,516	$ 1,724,516
Diana Shipping, Inc.	22,600	270,070
OMI Corp.	15,500	298,840	Total Investments - 104.41%
Ship Finance International Ltd.	9,700	165,190	(Cost - $21,251,261)		21,429,956
Tsakos Energy Navigation Ltd.	8,800	337,745	Other assets less liabilities - (4.41)%		(905,657)
		1,071,845	NET ASSETS - 100.00%		$ 20,524,299

*Non-income producing security

See accompanying notes to financial statements.

Dunham Large Cap Growth Fund

Message from the Sub-Adviser

Baring Asset Management, Inc.

Boston, Massachusetts

This is the semi-annual report for the Dunham Large Cap Growth Fund.

Large cap value stocks outperformed large cap growth stocks by over 280 basis points (bps), or 2.8%, in the first calendar quarter.  The Russell 1000 Growth Index outperformed the Russell 1000 Value Index in 3 out of the last 4 calendar quarters, and yet, trailed the Russell 1000 Value for the year ended April 30, 2006.  With the exception of health care, all sectors in the Russell 1000 Growth Index posted positive returns over the last six months, led by producer durables, returning 23.03%.

The manager outperformed its benchmark, the Russell 1000 Growth Index, by over 700 bps or 7.0% in the last six months.  Stock selection was the main contributor to Baring’s outperformance.  Baring’s allocation to producer durables hurt the portfolio on a relative basis, as Baring was underweighted in the best performing sector of the index in the quarter and holdings underperformed sector returns.  Overall, Baring’s allocation and stock selection in consumer discretionary contributed the most to performance, followed by health care and financial services.

Avoiding Intel Corp. (INTC) helped Baring’s performance, as Intel lost over 20% in the first calendar quarter.  Despite the recent pullback, Baring doesn't think that Intel’s valuation is attractive enough and wouldn't be surprised if Intel’s earnings declined further.  Consumer discretionary holdings, Wesco International, Inc. (WCC) and Best Buy Corporation, Inc. (BBY), did very well this quarter. Wesco gained an impressive 75.52%, while Best Buy returned over 30% year-to-date through April.  Baring especially finds Wesco’s exposure to the non-residential construction sector attractive.  The company’s cost efficiency program improved its margins sooner than expected, while acquisitions helped increase Wesco’s footprint.  Both factors increase Baring’s confidence in higher future earnings for Wesco.

The financial services sector posted strong results in the first calendar quarter.  Baring’s allocation in Goldman Sachs Group, Inc. (GS) was up over 23% in the first calendar quarter. Another positive contributor in that sector was derivatives exchange operator Chicago Mercantile Exchange (CME), up close to 25% through April. CME continues to benefit from the trend to electronic trading and its position in the futures markets.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………10.56%     One Year…………20.50%    Since Inception (December 10, 2004)…….…13.15%

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
Texas Instruments., Inc.	4.89%
Johnson & Johnson	4.65%
Qualcomm, Inc.	4.53%
Procter & Gamble Co.	3.79%
Amgen, Inc.	3.72%
Chicago Mercantile Exchange	3.72%
Gen-Probe, Inc.	3.67%
Medtronic, Inc.	3.53%
Yahoo, Inc.	3.59%
Altria Group, Inc.	3.46%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.98%			Mining - 1.22%
Aerospace - 2.50%			Cameco Corp.	12,060	$ 490,239
BE Aerospace*	38,400	$ 999,552
			Oil - 5.26%
Biotechnology - 9.09%			Halliburton Co.	13,300	1,039,395
Amgen, Inc. *	21,700	1,469,090	Hugoton Royalty Trust	1,442	39,880
Amylin Pharmaceuticals, Inc.*	10,700	465,985	XTO Energy, Inc.	24,200	1,024,870
Genentech, Inc.*	8,200	653,622			2,104,145
Gilead Sciences, Inc.*	18,300	1,052,250	Retail-Consumer Electronics - 2.99%
		3,640,947	Best Buy Co., Inc.	21,110	1,196,093
Casinos & Gaming - 2.55%
Scientific Games Corp. - Cl. A*	26,800	1,020,812	Scientific & Technical
			Instruments - 3.62%
Computer Hardware - 5.29%			Gen-Probe, Inc. *	27,098	1,448,930
EMC Corp. *	83,784	1,131,922
Seagate Technology*	37,200	988,032	Semiconductors - 7.54%
		2,119,954	Marvell Technology Group Ltd.*	10,800	616,572
Computers - 2.86%			Microsemi Corp.	17,300	472,636
Apple Computer, Inc.*	16,300	1,147,357	Texas Instruments, Inc.	55,572	1,928,904
					3,018,112
Consulting Services - 1.93%			Software - 2.82%
Accenture Ltd.- Cl. A	26,550	771,808	Electronic Arts, Inc. *	19,900	1,130,320

Cosmetics / Toiletries - 3.74%			Tobacco - 3.29%
Procter & Gamble Co.	25,700	1,495,997	Altria Group, Inc.	18,000	1,316,880

Electronic Equipment - 3.15%			Web Portals - 6.34%
Wesco International, Inc.*	16,840	1,263,000	Google, Inc.*	2,800	1,170,232
			Yahoo, Inc.*	41,700	1,366,926
Engineering - 1.88%					2,537,158
Fluor Corp.	8,100	752,571	Wireless Equipment - 4.46%
			Qualcomm, Inc.	34,800	1,786,632
Finance - 6.36%
Chicago Mercantile Exchange	3,200	1,465,600	TOTAL COMMON STOCK
Goldman Sachs Group, Inc.	6,735	1,079,553	(Cost - $32,105,427)		38,033,370
		2,545,153
Food Processing - 2.77%			SHORT TERM INVESTMENT - 3.52%
Bunge Ltd.	20,817	1,110,587	Milestone Treasury Obligation
			Portfolio- Institutional Class, 4.55%
Internet - 2.37%			(Cost - $1,412,201)	1,412,201	1,412,201
Akamai Technologies, Inc.*	28,200	950,058
			Total Investments - 98.50%
Machinery - 1.54%			(Cost - $33,517,628)		39,445,571
Rockwell International Corp.	8,500	615,910	Other assets less liabilites - 1.50%		598,958
			NET ASSETS - 100.00%		$ 40,044,529
Medical - 11.41%
Covance, Inc. *	14,395	839,948
Express Scripts, Inc.- Cl. A *	6,442	503,378
Johnson & Johnson	31,300	1,834,493
Medtronic, Inc.	27,800	1,393,336
		4,571,155

*Non-income producing security

See accompanying notes to financial statements.

Dunham Emerging Markets Stock Fund

Message from the Sub-Adviser

Van Eck Associates Corporation

New York, New York

This is the semi-annual report for the Dunham Emerging Markets Stock Fund.

Emerging Markets continued to provide solid returns.  The Morgan Stanley Capital International Emerging Markets Index (MSCI EM Index) returned over 35% for the six months ending April 30, 2006.  On average, a weakening US dollar will cause the dollar return of the MSCI EM Index to outperform.  This was the case for the first calendar quarter of 2006 as the dollar return of the MSCI EM Index was over 200 basis points higher than that of the local currency return.

In the first calendar quarter of 2006, Russia was a top performer for Van Eck, positively contributing to the performance of the fund with a 27% return.  Van Eck’s largest country allocation was South Korea with a weighting of just over 20%; however, South Korea was the worst performer for the fund, relatively hurting performance.

The manager saw its Indonesia holdings as strong performers and for good reason.  Indonesia-based Berlian Laju Tanker (BLTA IJ), which provides integrated sea transportation services, was  one of the biggest contributors to the fund returning around 57% year-to-date.  Taewoong Co., Ltd. (044490 KS) in Korea, a manufacturer of forged products required for heavy industry, had a positive turnaround from the last quarter returning close to 73% since the the beginning of the year.  Representing 3.4% of the portfolio, Russia-based Lukoil (LUKOY) performed exceptionally well with an approximate 61% return over the last six months despite volatile energy prices.

New additions to the fund during the first calendar quarter include China’s GST Holdings, Ltd. (416 HK) a manufacturer and distributor of fire alarm systems.

Going forward, the manager believes that earnings outlooks for emerging Asia look positive for 2006.  The economies of China and India look the most promising for the region.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………36.45%     One Year…………52.78%    Since Inception (December 10, 2004)…….…44.65%

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
Petroleo Brasilerio S.A. SP - ADR	6.19%
SFA Engineering Corp.	4.96%
Taewoong Co.., Ltd.	4.89%
Samsung Electronics Co. Ltd.	4.32%
FirstRand Ltd.	4.01%
Top Glove Corp. BHD	3.55%
Lukoil SP - ADR	3.34%
Caemi Mineracao e Metalurgia S.A.	3.16%
Advantech Co., Ltd	3.13%
Hyundai Mobis	2.90%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.24%			Gas - 1.43%
Airlines - 1.45%			Perusahaan Gas Negara PT	165,000	$ 232,698
Cintra, S.A. de C.V.*	182,200	$ 55,874
Copa Holdings SA - Cl. A*	8,000	178,800	Identification Systems - 1.85%
		234,674	XAC Automation Corp.	339,000	300,686
Auto & Truck Parts
Supplier - 3.25%			Industrial Automation - 4.97%
Norstar Founders Group Ltd.	700,000	320,494	SFA Engineering Corp.	24,219	806,273
Randon Participacoes S.A.	52,000	206,384
		526,878	Machinery - 2.72%
Banks - 5.62%			Chen Hsong Holdings Ltd.	156,104	94,625
FirstRand Ltd.	199,647	652,797	Jinsung T.E.C.	30,000	181,298
Kookmin Bank	2,900	259,807	Kenertec Co. Ltd.	22,000	165,607
		912,604			441,530
Building Materials - 4.74%			Media - 2.66%
Corporacion GEO S.A. de C.V.			Naspers Ltd.	12,000	261,580
(Series B)*	58,041	217,202	Saraiva SA Livreiros Editores	16,200	170,424
Enka Insaat ve Sanayi A.S.	24,000	372,445			432,004
Globe Union Industrial Corp.	184,000	178,775	Medical - 0.51%
		768,422	Pantai Holdings BHD	120,900	83,057
Chemicals - 2.41%
Kingboard Chemical Holdings Ltd.	148,000	390,345	Metal & Mining- 3.17%
			Caemi Mineracao e Metalurgia S.A.	280,848	514,356
Commercial Services - 0.02%
Dalian Port PDA Company Ltd.*	6,000	3,347	Metal Processing - 7.94%
			Catcher Technology Co., Ltd.	30,000	334,733
Computer Systems - 4.18%			Korea Tronics Co, Ltd.	35,723	158,504
Advantech Co., Ltd.	185,295	508,159	Taewoong Co., Ltd.	36,468	794,548
Asia Vital Components Co., Ltd.	319,162	170,054			1,287,785
		678,213	Office Furnishings - 0.83%
Conglomerates - 3.88%			Taiwan Fu Hsing Industrial Co. Ltd.	119,180	134,473
Bidvest Group Ltd.	11,991	217,602
Investimentos Itau S.A.	90,094	412,720	Oil & Gas - 10.06%
		630,322	CNOOC Ltd.	26,000	20,958
Electronic Component - 6.27%			Lukoil SP- ADR	6,000	543,000
Hynix Semiconductor, Inc.*	9,000	314,408	OJSC TNK-BP Holding*	18,000	61,200
Samsung Electronics Co., Ltd.	1,029	702,583	Petroleo Brasileiro S.A. SP- ADR	10,187	1,006,781
		1,016,991			1,631,939
Engineering & Construction - 0.08%			Pharmaceuticals - 0.29%
Grupo Aeroportuario del Pacifico			Selcuk Ecza Deposu Ticaret
SA de CV	400	13,312	ve Sanaya A.S.*	9,300	47,169

Finance - 1.28%			Plastic Manufacturer - 1.14%
Grupo Financiero Banorte-O	80,000	208,172	First Engineering Ltd.	273,275	184,879

Food - 0.44%			Printing - 1.23%
Gruma S.A. -B	23,000	71,570	SNP Leefung Holdings Ltd.	1,367,500	199,297

Food Distribution - 0.84%			Real Estate - 1.44%
Alsea, S.A. de C.V.	32,000	135,654	Inversiones y Representaciones S.A.
			SP- GDR*	17,500	232,925
Gaming Services - 0.73%
Dreamgate Corp. BHD	268,423	118,493	Recycling Services - 0.00%
			Citiraya Industries Ltd.*	475,380	-

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Automobiles - 2.90%			Transportation - 3.19%
Hyundai Mobis	5,332	$ 470,903	PT Berlian Laju Tanker Tbk	1,315,000	$ 245,277
			Transmile Group BHD	75,000	273,141
Retail-Food - 1.72%					518,418
Spar Group Ltd.	45,000	279,044	Waste Disposal - 0.69%
			Promotora Ambiental SA de CV*	95,000	111,392
Retail-Home Furnishings - 0.44%
Hola Home Furnishings Co. Ltd.	50,000	71,930	TOTAL COMMON STOCK
			(Cost - $ 10,239,225)		15,941,293
Retail-Major Department Store - 0.84%
Lifestyle International Holdings Ltd	81,000	136,329	WARRANTS - 0.01%
			Lippo Bank Certificates of Entitlement*	1,645,265	-
Rubber Manufacturer - 3.56%			Multi-Purpose Holdings BHD,
Top Glove Corp. BHD	211,404	577,431	due 2/26/2009 *	15,380	870
			Total Warrants (Cost - $427)		870
Semiconductors - 4.64%
From30 Co.*	13,600	147,074	SHORT TERM INVESTMENT - 1.96%
Holtek Semiconductor, Inc.	151,000	302,417	Milestone Treasury Obligation
Novatek Microelectronics Corp., Ltd.	51,074	304,145	Portfolio - Institutional Class, 4.55%
		753,636	(Cost - $318,386)	318,386	318,386
Shipbuilding - 1.66%
STX Shipbuilding Co., Ltd.	24,000	269,720	Total Investments - 100.21%
			(Cost - $10,558,038)		$ 16,260,549
Telecommunications - 1.52%			Other assets less liabilities - (0.21)%		(34,777)
Gemtek Technology Corp.	132,000	246,161	NET ASSETS - 100.00%		$ 16,225,772

Tools - 1.65%
Techtronic Industries Co.	160,000	268,261

*Non-income producing security
ADR - American Depositary Receipts
GDR- Global Depositary Receipts

See accompanying notes to financial statements.

Dunham Small Cap Growth Fund

Message from the Sub-Adviser

Pier Capital LLC

Stamford, Connecticut

This is the semi-annual report for the Dunham Small Cap Growth Fund.

Small cap growth stocks managed to outperform small cap value stocks in the first calendar quarter of 2006 and outperformed small cap value stocks in 3 out of the last 4 calendar quarters.  Small cap growth stocks outperformed small cap value stocks by over 200 bps for the six months ending April 30, 2006.

All sectors in the Russell 2000 Growth Index posted positive returns in the last six months.  Pier continued to focus the portfolio on holdings with high earnings quality, a characteristic that was not favored as volatility increased in January.  However, the portfolio remains very well positioned with an average P/E ratio of 31.13 compared to the benchmark at 50.39.  The quality of the portfolio is further illustrated as the estimated P/E for next year is currently at 28.89 compared to the index at 29.68.  Pier’s performance in the first calendar quarter was mainly driven by superior stock selection.

A.S.V., Inc. (ASVI), a producer durables company designing and manufacturing track-drive vehicles used in construction, landscaping and agriculture, was up over 28% in the first calendar quarter.

Contemporary women’s apparel and accessories company, bebe Stores, Inc. (BEBE), produced impressive returns of over 25% year-to-date after the company announced promising results in the first calendar quarter.

Pier’s stock selection contributed positively to portfolio performance in the financial services sector as the majority of the manager’s holdings outperformed the sector.  Most significant is the outperformance of  Intercontinental Exchange, Inc. (ICE) returning around 95% year-to-date through April.  ICE, owner and operator of an electronic commodities and trading platform, soared after its fourth quarter 2005 earnings tripled.

The manager is confident with its holdings and continues to look for high quality growth companies.

Growth of $10,000 Investment

Total Returns as of April 30, 2006 (Non-annualized for periods less than one year)

Six Months…………18.29%     One Year…………30.96%    Since Inception (December 10, 2004)…….…17.19%

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot invest directly in an index or benchmark.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Top 10 Portfolio Holdings*

Company
Rackable Systems, Inc.	2.59%
Adminstaff, Inc.	2.48%
Chicago Bridge & Iron Co. NV	1.94%
Hologic, Inc.	1.78%
Millpore Corp.	1.67%
Pharmaceutical Product Development, Inc.	1.62%
CB Richard Ellis Group, Inc. – Cl. A	1.58%
Trident Microsystems, Inc.	1.50%
Broadcom Corp. – Cl. A	1.40%
BE Aerospace, Inc.	1.40%

*Based on portfolio market value as of April 30, 2006.
Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 89.10%
Aerospace - 1.32%			Engineering Services - 2.89%
BE Aerospace, Inc.*	11,600	$ 301,948	Chicago Bridge & Iron Co. NV	17,500	$ 419,475
			Jacobs Engineering Group, Inc.*	2,900	239,830
Apparel - 1.94%					659,305
Carter's, Inc.*	3,300	222,288	Food - 1.95%
Crocs, Inc.*	7,400	221,260	United Natural Foods, Inc.*	7,200	230,184
		443,548	Whole Foods Market, Inc.	3,500	214,830
Biotechnology - 3.27%					445,014
LifeCell Corp.*	8,200	221,728	Human Resources - 2.35%
Millipore Corp.*	4,900	361,522	Administaff,Inc.	9,300	537,075
PRA International*	7,100	165,146
		748,396	Imaging Systems - 0.89%
Coal - 0.82%			SonoSite, Inc.*	5,400	203,850
International Coal Group, Inc.*	18,200	187,460
			Insurance - 1.06%
Commercial Services - 2.48%			WR Berkley Corp.	6,450	241,359
Paychex, Inc.	5,400	218,106
Pharmaceutical Product Development, Inc.	9,752	349,804	Internet - 2.01%
		567,910	Digitas, Inc.*	15,300	215,883
Computers - 4.34%			WebEx Communication, Inc.*	6,900	243,915
Micros Systems, Inc.*	4,400	183,920			459,798
Network Appliance, Inc.*	6,700	248,369	Investment Services - 5.39%
Rackable Systems, Inc.*	10,900	560,151	Affiliated Managers Group, Inc.*	2,603	263,684
		992,440	Eaton Vance Corp.	7,700	219,219
Computer Services - 1.83%			GFI Group, Inc.*	4,200	238,896
Cognizant Technology			Investment Technology Group, Inc.*	5,000	264,950
Solutions Corp.- Cl. A*	3,916	249,096	T. Rowe Price Group, Inc.	2,900	244,151
Ness Technologies, Inc.*	13,846	168,229			1,230,900
		417,325	Machinery - 0.89%
Construction Services - 2.18%			Joy Global, Inc.	3,100	203,639
Interline Brands, Inc.*	10,200	273,360
Williams Scotsman International, Inc.*	9,200	226,044	Medical - 8.30%
		499,404	ArthroCare Corp.*	6,600	299,178
Consulting Services - 1.22%			Hologic, Inc.*	8,080	385,174
Corporate Executive Board Co.	2,600	278,538	Humana, Inc.*	4,000	180,720
			Merge Technolgies, Inc.*	8,100	102,384
Distribution - 1.07%			Nighthawk Radiology Holdings, Inc.*	10,100	244,723
Aviall, Inc.*	6,500	245,050	ResMed, Inc.*	5,400	233,010
			Symbion, Inc.*	9,400	216,294
E-Commerce - 1.01%			Varian Medical Systems, Inc.*	4,500	235,710
Nutri/System, Inc.*	3,400	230,724			1,897,193

Electronic Equipment - 2.81%
Analogic Corp.	3,500	220,815
Garmin Ltd.	2,700	233,172
Trimble Nagivation Ltd.*	4,000	189,520
		643,507

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
April 30, 2006

		Market			Market
Security	Shares	Value	Security	Shares	Value
Oil & Gas - 5.23%			Retirement Centers - 0.98%
Dresser-Rand Group, Inc.*	9,400	$ 234,718	Sunrise Senior Living, Inc.*	6,000	$ 223,200
Hydril*	3,100	248,496
Grant Prideco, Inc.*	5,400	276,480	Semiconductors - 4.22%
National-Oilwell Varco Inc.*	3,300	227,601	Axcelis Technologies, Inc.*	34,000	200,260
Pioneer Drilling Co.*	12,900	209,109	Broadcom Corp. - Cl. A*	7,350	302,158
		1,196,404	MEMC Electronics Materials*	5,500	223,300
Pharmaceutical - 2.92%			Silicon Laboratories, Inc.*	5,100	237,711
Aspreva Pharmaceuticals Corp.*	8,300	282,200			963,429
BioMarin Pharmaceuticals, Inc.*	15,400	189,420	Software - 8.13%
Medco Health Solutions, Inc.*	3,700	196,951	American Reprographics Co.*	8,000	283,760
		668,571	Aspen Technology, Inc.*	22,100	284,206
Printing - 0.99%			Citrix Systems, Inc.*	5,200	207,584
VistaPrint Ltd.*	7,100	227,058	Cognos, Inc.*	32	1,193
			Infosys Technologies Ltd. SP - ADR	3,100	243,815
Real Estate - 1.50%			Satyam Computer Services Ltd. - ADR	6,600	237,468
CB Richard Ellis Group, Inc. - Cl. A*	3,900	342,771	Trident Microsystems, Inc.*	12,200	324,520
			Verifone Holdings, Inc.*	8,900	275,544
Recreational Centers - 1.02%					1,858,090
Life Time Fitness, Inc.*	5,100	233,580	Storage - 1.24%
			Mobile Mini, Inc.*	8,600	283,628
Retail-Apparel - 1.07%
DSW, Inc. - Cl.A*	7,800	244,140	Theaters - 0.94%
			Regal Entertainment Group - Cl. A	10,200	214,404
Retail-Auto Parts - 0.90%
A.S.V. Inc.*	8,200	205,000	Transportation - 3.10%
			C H Robinson Worldwide, Inc.	5,500	243,925
Retail-Mail Order - 1.02%			Old Dominion Freight Line*	7,900	254,380
MSC Industrial Direct Co., Inc. - Cl. A	4,500	233,370	Swift Transportation Co., Inc.*	7,000	209,650
					707,955
Retail-Pet Food - 0.98%
Petsmart, Inc.	8,100	224,046	TOTAL COMMON STOCK
			(Cost - $16,823,865)		20,365,819
Retail-Restaurant/Specialty - 4.84%
Buffalo Wild Wings, Inc.*	6,000	259,080	SHORT TERM INVESTMENT - 5.53%
California Pizza Kitchen, Inc.*	6,600	208,560	Milestone Treasury Obligation
Cheesecake Factory, Inc.*	6,400	201,984	Portfolio- Institutional Class, 4.55%
Red Robin Gourmet Burgers, Inc.*	5,100	229,296	(Cost - $1,263,301)	1,263,301	1,263,301
Texas Roadhouse, Inc.- Cl. A*	13,700	206,870
		1,105,790	Total Investments - 94.63%
			(Cost - $18,087,166)		21,629,120
			Other assets less liabilities - 5.37%		1,227,345
			NET ASSETS - 100.00%		$ 22,856,465

*Non-income producing security
ADR - American Depositary Receipts

See accompanying notes to financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2006 (Unaudited)

		Dunham
	Dunham	Corporate /	Dunham	Dunham	Dunham	Dunham
	Short-Term	Government	High-Yield	Real Estate	Appreciation &	International
	Bond Fund	Bond Fund	Bond Fund	Stock Fund	Income Fund	Stock Fund
Assets:
Investments in securities, at cost	$ 32,396,623	$ 53,249,091	$ 20,742,189	$ 7,142,308	$ 17,852,981	$ 23,827,323
Investments in securities, at value	$ 31,912,796	$ 52,685,086	$ 20,821,481	$ 10,148,216	$ 21,170,018	$ 30,374,962
Cash	-	81,046	-	-	-	37,358
Receivable for securities sold	-	198,001	304,500	-	-	187,090
Interest and dividends receivable	247,625	415,291	478,066	3,796	66,772	69,778
Receivable for fund shares sold	-	-	8,492	-	-	-
Prepaid expenses and other assets	6,527	10,048	10,262	7,498	9,276	23,121
Total Assets	32,166,948	53,389,472	21,622,801	10,159,510	21,246,066	30,692,310

Liabilities:
Payable for securities purchased	599,374	11,082,098	489,212	188,254	83,334	53,966
Payable for fund shares redeemed	32,930	31,467	-	11,450	16,196	74,493
Dividends payable	-	-	20,362	-	-	-
Payable to adviser	18,738	25,946	16,722	8,598	22,112	29,174
Payable for distribution fees	5,706	5,279	6,197	1,524	2,768	4,765
Payable for administration fees	5,737	3,949	3,093	1,252	3,523	4,330
Payable for transfer agent fees	4,611	1,713	3,032	2,981	2,300	2,371
Payable for custody fees	5,840	2,216	4,838	5,306	5,591	2,678
Payable for fund accounting fees	4,336	1,725	2,915	1,734	2,002	2,260
Accrued expenses and other liabilities	46,450	6,436	13,350	17,407	17,137	4,961
Total Liabilities	723,722	11,160,829	559,721	238,506	154,962	178,998

Net Assets	$ 31,443,226	$ 42,228,643	$ 21,063,080	$ 9,921,004	$ 21,091,103	$ 30,513,312

Net Assets:
Paid in capital	32,286,167	43,233,369	21,086,611	6,360,932	17,066,052	22,338,308
Undistributed net investment income (loss)	24,537	(15,793)	83	39,305	86,041	(77,400)
Accumulated net realized gain (loss) on			.
investments and foreign currency transactions	(383,651)	(424,928)	(102,906)	514,860	621,973	1,704,791
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(483,827)	(564,005)	79,292	3,005,907	3,317,037	6,547,614

Net Assets	$ 31,443,226	$ 42,228,643	$ 21,063,080	$ 9,921,004	$ 21,091,103	$ 30,513,312

Net Asset Value Per Share
Class C Shares:
Net Assets	$ 9,807,353	$ 9,150,154	$ 7,868,898	$ 1,898,608	$ 3,516,027	$ 6,151,924
Shares of beneficial interest outstanding	1,002,048	688,303	790,823	103,079	388,651	417,747
Net asset value, offering and
redemption price per share	$ 9.79	$ 13.29	$ 9.95	$ 18.42	$ 9.05	$ 14.73

Class N Shares:
Net Assets	$ 21,635,873	$ 33,078,489	$ 13,194,182	$ 8,022,396	$ 17,575,076	$ 24,361,388
Shares of beneficial interest outstanding	2,208,473	2,476,890	1,325,492	429,139	1,914,960	1,631,027
Net asset value, offering and
redemption price per share	$ 9.80	$ 13.35	$ 9.95	$ 18.69	$ 9.18	$ 14.94

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2006 (Unaudited)

				Dunham
	Dunham	Dunham	Dunham	Emerging	Dunham
	Large Cap	Small Cap	Large Cap	Markets	Small Cap
	Value Fund	Value Fund	Growth Fund	Stock Fund	Growth Fund
Assets:
Investments in securities, at cost	$ 29,672,181	$ 21,251,261	$ 33,517,628	$ 10,558,038	$ 18,087,166
Investments in securities, at value	$ 36,128,377	$ 21,429,956	$ 39,445,571	$ 16,260,549	$ 21,629,120
Foreign currency, at value (Cost - $12,505)	-	-	-	12,637	-
Receivable for securities sold	-	103,198	2,015,959	-	1,288,310
Interest and dividends receivable	45,092	25,541	15,680	42,309	3,537
Prepaid expenses and other assets	9,359	9,506	9,461	13,467	8,643
Total Assets	36,182,828	21,568,201	41,486,671	16,328,962	22,929,610

Liabilities:
Payable for securities purchased	-	985,682	1,348,489	20,697	7,411
Payable for fund shares redeemed	36,969	13,797	33,910	32,009	15,595
Payable to adviser	28,518	17,220	27,018	15,092	22,473
Payable for distribution fees	5,137	3,039	5,562	1,843	3,453
Payable for administration fees	5,442	3,295	6,657	2,906	3,984
Payable for transfer agent fees	2,460	2,330	2,351	2,315	2,286
Payable for custody fees	3,133	5,753	4,803	10,351	3,895
Payable for fund accounting fees	2,217	2,140	3,894	4,723	2,240
Accrued expenses and other liabilities	10,062	10,646	9,457	13,254	11,809
Total Liabilities	93,938	1,043,902	1,442,142	103,190	73,146

Net Assets	$ 36,088,890	$ 20,524,299	$ 40,044,529	$ 16,225,772	$ 22,856,465

Net Assets:
Paid in capital	27,497,757	16,368,403	33,771,772	9,606,941	18,506,343
Undistributed net investment income (loss)	8,765	(111,391)	(164,093)	(42,253)	(211,495)
Accumulated net realized gain on
investments and foreign currency transactions	2,126,172	4,088,592	508,907	956,190	1,019,663
Net unrealized appreciation on
investments and foreign currency transactions	6,456,196	178,695	5,927,943	5,704,894	3,541,954

Net Assets	$ 36,088,890	$ 20,524,299	$ 40,044,529	$ 16,225,772	$ 22,856,465

Net Asset Value Per Share
Class C Shares:
Net Assets	$ 6,498,828	$ 3,841,723	$ 6,882,782	$ 2,338,621	$ 4,280,964
Shares of beneficial interest outstanding	540,944	310,468	1,401,107	120,801	292,625
Net asset value, offering and
redemption price per share	$ 12.01	$ 12.37	$ 4.91	$ 19.36	$ 14.63

Class N Shares:
Net Assets	$ 29,590,062	$ 16,682,576	$ 33,161,747	$ 13,887,151	$ 18,575,501
Shares of beneficial interest outstanding	2,436,739	1,330,315	6,654,921	716,306	1,249,870
Net asset value, offering and
redemption price per share	$ 12.14	$ 12.54	$ 4.98	$ 19.39	$ 14.86

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the six months ended April 30, 2006 (Unaudited)

		Dunham
	Dunham	Corporate /	Dunham	Dunham	Dunham	Dunham
	Short-Term	Government	High Yield	Real Estate	Appreciation &	International
	Bond Fund	Bond Fund	Bond Fund	Stock Fund	Income Fund	Stock Fund
Investment Income:
Interest income	$ 641,570	$ 997,556	$ 526,022	$ 2,466	$ 155,171	$ 19,296
Dividend income	-	-	8,486	183,391	65,061	255,353
Less: Foreign withholding taxes	-	-	-	-	-	(32,013)
Total Investment Income	641,570	997,556	534,508	185,857	220,232	242,636

Operating Expenses:
Investment advisory fees	119,748	164,468	41,399	53,026	134,955	85,718
Sub-advisor fees	-	-	34,498	-	-	85,718
Distribution fees- Class C Shares	40,972	36,259	14,776	9,669	19,075	29,805
Administration fees	22,765	28,959	13,606	5,567	15,424	21,100
Fund accounting fees	18,969	30,632	13,439	6,792	12,822	24,869
Registration fees	20,874	19,069	21,390	22,069	22,069	13,847
Professional fees	18,160	14,788	10,357	9,117	10,842	9,023
Transfer agent fees	15,124	14,222	14,222	14,222	18,083	16,444
Custodian fees	6,218	10,658	5,940	7,621	7,167	27,048
Printing and postage expense	10,276	4,288	1,589	2,814	1,627	1,183
Insurance expense	2,527	1,761	1,490	553	1,106	806
Trustees' fees	3,498	2,695	589	695	695	695
Miscellaneous expenses	5,748	4,411	3,038	1,128	11,037	1,139
Total Operating Expenses	284,880	332,210	176,333	133,273	254,902	317,395
Less: Advisory fees waived	-	(5,694)	-	-	-	-
Net Operating Expenses	284,880	326,516	176,333	133,273	254,902	317,395

Net Investment Income (Loss)	356,690	671,040	358,175	52,584	(34,670)	(74,759)

Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency:
Net realized gain (loss) from investments
and foreign currency	(51,221)	(411,861)	(96,554)	531,834	714,651	1,719,152
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency	(53,910)	(2,779)	266,058	759,361	1,497,304	5,158,079
Net Realized and Unrealized Gain (Loss)	(105,131)	(414,640)	169,504	1,291,195	2,211,955	6,877,231

Net Increase in Net Assets
Resulting From Operations	$ 251,559	$ 256,400	$ 527,679	$ 1,343,779	$ 2,177,286	$ 6,802,472

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the six months ended April 30, 2006 (Unaudited)

				Dunham
	Dunham	Dunham	Dunham	Emerging	Dunham
	Large Cap	Small Cap	Large Cap	Markets	Small Cap
	Value Fund	Value Fund	Growth Fund	Stock Fund	Growth Fund
Investment Income:
Interest income	$ 28,465	$ 34,831	$ 22,057	$ 10,559	$ 13,786
Dividend income	374,821	76,282	125,864	172,334	23,420
Less: Foreign withholding taxes	-	-	-	(23,290)	(116)
Total Investment Income	403,286	111,113	147,921	159,603	37,090

Operating Expenses:
Investment advisory fees	186,984	128,795	215,687	88,533	136,955
Distribution fees- Class C Shares	34,127	20,089	36,194	12,027	22,311
Administration fees	21,015	14,720	28,758	11,332	16,856
Registration fees	19,271	22,069	21,530	22,069	20,170
Fund accounting fees	19,520	10,181	19,494	14,907	12,408
Transfer agent fees	16,942	19,343	16,487	16,371	16,541
Professional fees	13,876	8,004	12,967	7,204	10,031
Custodian fees	7,391	11,421	6,633	23,374	7,503
Printing and postage expense	2,368	1,110	3,146	739	1,332
Insurance expense	1,611	755	1,459	503	906
Miscellaneous expenses	2,319	981	2,886	2,770	2,878
Trustees' fees	695	695	694	695	693
Total Operating Expenses	326,119	238,163	365,936	200,524	248,585
Less: Advisory fees waived	(11,615)	(15,659)	(53,922)	-	-
Net Operating Expenses	314,504	222,504	312,014	200,524	248,585

Net Investment Income (Loss)	88,782	(111,391)	(164,093)	(40,921)	(211,495)

Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency:
Net realized gain from investments
and foreign currency	2,143,853	4,111,928	557,596	960,207	1,027,853
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency	809,626	(2,001,785)	3,158,842	3,497,826	2,688,612
Net Realized and Unrealized Gain	2,953,479	2,110,143	3,716,438	4,458,033	3,716,465

Net Increase in Net Assets
Resulting From Operations	$ 3,042,262	$ 1,998,752	$ 3,552,346	$ 4,417,112	$ 3,504,970

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dunham		Dunham		Dunham
	Short-Term		Corporate/Government		High-Yield
	Bond Fund		Bond Fund		Bond Fund
	Six months ended	Period Ended	Six months ended	Period Ended	Six months ended	Period Ended
	April 30, 2006	October 31,2005*	April 30, 2006	October 31,2005*	April 30, 2006	October 31,2005*
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 356,690	$ 627,857	$ 671,040	$ 818,509	$ 358,175	$ 153,598
Net realized gain (loss) from investments
and foreign currency	(51,221)	(339,548)	(411,861)	389,429	(96,554)	(6,352)
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	(53,910)	(429,917)	(2,779)	(1,172,377)	266,058	(186,766)
Net Increase (Decrease) in Net Assets
Resulting From Operations	251,559	(141,608)	256,400	35,561	527,679	(39,520)

Distributions to Shareholders From:
Net Realized Gains:
Class C	-	-	(58,261)	-	-	-
Class N	-	-	(163,354)	-	-	-
Net Investment Income:
Class C	(92,336)	(249,908)	(211,709)	(249,562)	(92,260)	(33,592)
Class N	(239,817)	(377,967)	(656,887)	(568,065)	(265,840)	(119,998)
Total Dividends and Distributions
to Shareholders	(332,153)	(627,875)	(1,090,211)	(817,627)	(358,100)	(153,590)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class C	481,790	1,479,258	752,183	4,378,928	5,944,398	3,165,193
Class N	5,307,515	17,622,887	7,707,362	17,217,708	4,969,967	8,853,599
Reinvestment of dividends and distributions
Class C	92,336	249,908	269,970	249,562	57,633	33,592
Class N	239,817	377,967	820,241	568,065	265,840	119,998
Cost of shares redeemed
Class C	(3,935,419)	(25,972,403)	(2,759,699)	(13,785,034)	(680,943)	(654,641)
Class N	(1,855,270)	(21,835,024)	(1,577,702)	(7,899,137)	(293,730)	(694,295)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	330,769	(28,077,407)	5,212,355	730,092	10,263,165	10,823,446

Total Increase (Decrease) in Net Assets	250,175	(28,846,890)	4,378,544	(51,974)	10,432,744	10,630,336

Net Assets:
Beginning of period	31,193,051	60,039,941	37,850,099	37,902,073	10,630,336	-
End of period**	$ 31,443,226	$ 31,193,051	$ 42,228,643	$ 37,850,099	$ 21,063,080	$ 10,630,336
** Includes undistributed net investment
income (loss) at end of period	$ 24,537	$ -	$ (15,793)	$ 181,763	$ 83	$ 8

*All Funds commenced operations on December 10, 2004, with the exception of Short-Term Bond, which commenced operations on December 13, 2004 and High-Yield Bond, which commenced operations on July 1, 2005.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham
	Real Estate		Appreciation &		International
	Stock Fund		Income Fund		Stock Fund
	Six months ended	Perid Ended	Six months ended	Perid Ended	Six months ended	Perid Ended
	April 30, 2006	October 31,2005*	April 30, 2006	October 31,2005*	April 30, 2006	October 31,2005*
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 52,584	$ 41,928	$ (34,670)	$ (114,694)	$ (74,759)	$ (92,376)
Net realized gain (loss) from investments
and foreign currency	531,834	1,582,362	714,651	1,922,669	1,719,152	3,548,628
Capital gain distributions from
real estate investment trusts	-	76,060	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	759,361	(811,393)	1,497,304	(1,685,762)	5,158,079	(1,799,379)
Net Increase (Decrease) in Net Assets
Resulting From Operations	1,343,779	888,957	2,177,286	122,213	6,802,472	1,656,873

Distributions to Shareholders From:
Net Realized Gains:
Class C	(356,770)	-	(372,791)	-	(811,071)	-
Class N	(1,318,626)	-	(1,407,153)	-	(2,662,183)	-
Net Investment Income:
Class C	(10,489)	-	-	-	-	-
Class N	(44,718)	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(1,730,603)	-	(1,779,944)	-	(3,473,254)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class C	164,110	228,505	197,096	171,339	304,082	609,511
Class N	1,469,355	2,988,919	2,478,537	5,681,978	3,469,720	6,991,552
Reinvestment of dividends and distributions						.
Class C	367,259	-	372,791	-	811,071	-
Class N	1,363,344	-	1,407,153	-	2,662,183	-
Cost of shares redeemed
Class C	(481,148)	(3,296,914)	(1,293,896)	(5,902,469)	(1,664,897)	(5,295,799)
Class N	(971,068)	(4,360,289)	(766,570)	(4,921,588)	(2,131,707)	(2,741,039)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	1,911,852	(4,439,779)	2,395,111	(4,970,740)	3,450,452	(435,775)

Total Increase (Decrease) in Net Assets	1,525,028	(3,550,822)	2,792,453	(4,848,527)	6,779,670	1,221,098

Net Assets:
Beginning of period	8,395,976	11,946,798	18,298,650	23,147,177	23,733,642	22,512,544
End of period**	$ 9,921,004	$ 8,395,976	$ 21,091,103	$ 18,298,650	$ 30,513,312	$ 23,733,642
** Includes undistributed net investment
income (loss) at end of period	$ 39,305	$ 41,928	$ 38,593	$ 120,709	$ (77,400)	$ (2,641)

*All Funds commenced operations on December 10, 2004

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham
	Large Cap		Small Cap		Large Cap
	Value Fund		Value Fund		Growth Fund
	Six months ended	Period Ended	Six months ended	Period Ended	Six months ended	Period Ended
	April 30, 2006	October 31,2005*	April 30, 2006	October 31,2005*	April 30, 2006	October 31,2005*
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 88,782	$ (30)	$ (111,391)	$ (302,509)	$ (164,093)	$ (353,111)
Net realized gain (loss) from investments
and foreign currency	2,143,853	2,370,864	4,111,928	1,217,569	557,596	3,640,702
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	809,626	543,157	(2,001,785)	(1,732,167)	3,158,842	(902,772)
Net Increase (Decrease) in Net Assets
Resulting From Operations	3,042,262	2,913,991	1,998,752	(817,107)	3,552,346	2,384,819

Distributions to Shareholders From:
Net Realized Gains:
Class C	(519,255)	-	(258,523)	-	(696,283)	-
Class N	(1,869,259)	-	(877,490)	-	(2,639,999)	-
Net Investment Income:
Class C	-	-	-	-	-	-
Class N	(80,018)	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	(2,468,532)	-	(1,136,013)	-	(3,336,282)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class C	434,737	487,292	252,994	543,796	425,394	1,415,274
Class N	5,557,623	10,226,151	3,149,516	5,716,884	6,314,113	11,378,642
Reinvestment of dividends and distributions
Class C	519,255	-	258,523	-	696,283	-
Class N	1,949,277	-	877,490	-	2,639,999	-
Cost of shares redeemed			-		-
Class C	(2,154,534)	(9,244,179)	(1,144,392)	(5,709,530)	(2,121,788)	(8,648,076)
Class N	(2,613,497)	(7,917,740)	(785,075)	(4,363,078)	(1,746,091)	(6,034,448)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	3,692,861	(6,448,476)	2,609,056	(3,811,928)	6,207,910	(1,888,608)

Total Increase (Decrease) in Net Assets	4,266,591	(3,534,485)	3,471,795	(4,629,035)	6,423,974	496,211

Net Assets:
Beginning of period	31,822,299	35,356,784	17,052,504	21,681,539	33,620,555	33,124,344
End of period**	$ 36,088,890	$ 31,822,299	$ 20,524,299	$ 17,052,504	$ 40,044,529	$ 33,620,555
** Includes undistributed net investment
income (loss) at end of period	$ 8,765	$ -	$ (111,391)	$ -	$ (164,093)	$ -

*All Funds commenced operations on December 10, 2004.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham
	Emerging Markets		Small Cap
	Stock Fund		Growth Fund
	Six months ended	Period Ended	Six months ended	Period Ended
	April 30, 2006	October 31,2005*	April 30, 2006	October 31,2005*
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ (40,921)	$ (31,210)	$ (211,495)	$ (397,446)
Net realized gain (loss) from investments
and foreign currency	960,207	2,300,711	1,027,853	4,410,585
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	3,497,826	470,334	2,688,612	(2,860,373)
Net Increase (Decrease) in Net Assets
Resulting From Operations	4,417,112	2,739,835	3,504,970	1,152,766

Distributions to Shareholders From:
Net Realized Gains:
Class C	(381,476)	-	(878,105)	-
Class N	(1,771,832)	-	(3,143,223)	-
Net Investment Income:
Class C	-	-	-	-
Class N	(121,541)	-	-	-
Total Dividends and Distributions
to Shareholders	(2,274,849)	-	(4,021,328)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class C	135,327	427,981	217,535	261,366
Class N	1,730,314	4,325,097	2,798,190	5,581,547
Reinvestment of dividends and distributions
Class C	381,476	-	878,105	-
Class N	1,893,373	-	3,143,223	-
Cost of shares redeemed			-
Class C	(1,065,602)	(4,031,734)	(1,264,976)	(6,175,407)
Class N	(1,407,706)	(3,592,434)	(1,625,680)	(4,687,262)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	1,667,182	(2,871,090)	4,146,397	(5,019,756)

Total Increase (Decrease) in Net Assets	3,809,445	(131,255)	3,630,039	(3,866,990)

Net Assets:
Beginning of period	12,416,327	12,547,582	19,226,426	23,093,416
End of period**	$ 16,225,772	$ 12,416,327	$ 22,856,465	$ 19,226,426
** Includes undistributed net investment
income (loss) at end of period	$ (42,253)	$ 120,209	$ (211,495)	$ -

*All Funds commenced operations on December 10, 2004

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Dunham		Dunham		Dunham
	Short-Term		Corporate/Government		High-Yield
	Bond Fund		Bond Fund		Bond Fund
	For the six		For the six		For the six
	months ended		months ended		months ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2006	October 31,	2006	October 31,	2006	October 31,
	(Unaudited)	2005*	(Unaudited)	2005*	(Unaudited)	2005*
Class C:
Net asset value, beginning of period	$ 9.82	$ 10.00	$ 13.61	$ 13.90	$ 9.82	$ 10.00
Income (loss) from investment operations:
Net investment income (loss)**	0.10	0.12	0.20	0.23	0.23	0.12
Net realized and unrealized gain (loss)	(0.02)	(0.17)	(0.24)	(0.29)	0.12	(0.17)
Total income (loss) from investment operations	0.08	(0.05)	(0.04)	(0.06)	0.35	(0.05)
Less distributions:
Distributions from net investment income	(0.11)	(0.13)	(0.20)	(0.23)	(0.22)	(0.13)
Distributions from net realized gains	0.00	0.00	(0.08)	0.00	0.00	0.00
Total distributions	(0.11)	(0.13)	(0.28)	(0.23)	(0.22)	(0.13)
Net asset value, end of period	$ 9.79	$ 9.82	$ 13.29	$ 13.61	$ 9.95	$ 9.82

Total return +	0.56%	(0.54)%	0.38%	(0.42)%	3.57%	(0.53)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 9,807	$ 13,194	$ 9,150	$ 11,102	$ 7,869	$ 2,498
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.37%	2.20%	2.28%	2.22%	3.01%	3.47%
After advisory fee waivers***	2.37%	2.20%	2.25%	2.19%	3.01%	3.47%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	1.88%	1.34%	2.91%	1.82%	4.68%	3.71%
After advisory fee waivers***	1.88%	1.34%	2.94%	1.85%	4.68%	3.71%
Portfolio turnover rate	28%	201%	152%	358%	20%	20%

Class N:
Net asset value, beginning of period	$ 9.82	$ 10.00	$ 13.62	$ 13.90	$ 9.82	$ 10.00
Income (loss) from investment operations:
Net investment income (loss)**	0.13	0.18	0.24	0.32	0.26	0.15
Net realized and unrealized gain (loss)	(0.01)	(0.18)	(0.19)	(0.29)	0.12	(0.18)
Total income (loss) from investment operations	0.12	0.00	0.05	0.03	0.38	(0.03)
Less distributions:
Distributions from net investment income	(0.14)	(0.18)	(0.24)	(0.31)	(0.25)	(0.15)
Distributions from net realized gains	0.00	0.00	(0.08)	0.00	0.00
Total distributions	(0.14)	(0.18)	(0.32)	(0.31)	(0.25)
Net asset value, end of period	$ 9.80	$ 9.82	$ 13.35	$ 13.62	$ 9.95	$ 9.82

Total return +	1.01%	0.04%	0.79%	0.21%	3.93%	(0.32)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 21,636	$ 17,999	$ 33,079	$ 26,748	$ 13,194	$ 8,132
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.62%	1.45%	1.53%	1.47%	2.26%	2.72%
After advisory fee waivers***	1.62%	1.45%	1.50%	1.44%	2.26%	2.72%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	2.63%	2.09%	3.66%	2.57%	5.43%	4.46%
After advisory fee waivers***	2.63%	2.09%	3.69%	2.60%	5.43%	4.46%
Portfolio turnover rate	28%	201%	152%	358%	20%	20%

*All Funds commenced operations on December 10, 2004, with the exception of Short-Term Bond, which commenced operations on December 13, 2004 and High Yield Bond, which commenced operations on July 1, 2005.
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Dunham		Dunham		Dunham
	Real Estate		Appreciation &		International
	Stock Fund		Income Fund		Stock Fund
	For the six		For the six		For the six
	months ended		months ended		months ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2006	October 31,	2006	October 31,	2006	October 31,
	(Unaudited)	2005*	(Unaudited)	2005*	(Unaudited)	2005*
Class C:
Net asset value, beginning of period	$ 19.85	$ 18.51	$ 8.95	$ 8.95	$ 13.28	$ 12.47
Income (loss) from investment operations:
Net investment income (loss)**	0.03	(0.04)	(0.07)	(0.11)	(0.09)	(0.13)
Net realized and unrealized gain (loss)	2.58	1.38	1.05	0.11	3.46	0.94
Total income (loss) from investment operations	2.61	1.34	0.98	0.00	3.37	0.81
Less distributions:
Distributions from net investment income	(0.12)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(3.92)	0.00	(0.88)	0.00	(1.92)	0.00
Total distributions	(4.04)	0.00	(0.88)	0.00	(1.92)	0.00
Net asset value, end of period	$ 18.42	$ 19.85	$ 9.05	$ 8.95	$ 14.73	$ 13.28

Total return +	15.10%	7.24%	11.50%	0.00%	28.21%	6.49%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 1,899	$ 1,940	$ 3,516	$ 4,179	$ 6,152	$ 6,006
Ratios of expenses to average net assets:
Before advisory fee waivers***	3.70%	3.51%	3.46%	3.22%	3.15%	3.02%
After advisory fee waivers***	3.70%	3.51%	3.46%	3.22%	3.15%	3.02%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	0.34%	(0.25)%	(1.67)%	(1.36)%	(1.31)%	(1.12)%
After advisory fee waivers***	0.34%	(0.25)%	(1.67)%	(1.36)%	(1.31)%	(1.12)%
Portfolio turnover rate	36%	97%	26%	92%	30%	135%

Class N:
Net asset value, beginning of period	$ 20.02	$ 18.51	$ 9.03	$ 8.95	$ 13.39	$ 12.47
Income (loss) from investment operations:
Net investment income (loss)**	0.13	0.12	(0.03)	(0.03)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	2.59	1.39	1.06	0.11	3.49	0.93
Total income (loss) from investment operations	2.72	1.51	1.03	0.08	3.47	0.92
Less distributions:
Distributions from net investment income	(0.13)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(3.92)	0.00	(0.88)	0.00	(1.92)	0.00
Total distributions	(4.05)	0.00	(0.88)	0.00	(1.92)	0.00
Net asset value, end of period	$ 18.69	$ 20.02	$ 9.18	$ 9.03	$ 14.94	$ 13.39

Total return +	15.64%	8.16%	11.99%	0.89%	28.77%	7.38%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,022	$ 6,456	$ 17,575	$ 14,120	$ 24,361	$ 17,728
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.70%	2.51%	2.46%	2.22%	2.15%	2.02%
After advisory fee waivers***	2.70%	2.51%	2.46%	2.22%	2.15%	2.02%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	1.34%	0.75%	(0.67)%	(0.36)%	(0.31)%	(0.12)%
After advisory fee waivers***	1.34%	0.75%	(0.67)%	(0.36)%	(0.31)%	(0.12)%
Portfolio turnover rate	36%	97%	26%	92%	30%	135%

*All Funds commenced operations on December 10, 2004
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Dunham		Dunham		Dunham
	Large Cap		Small Cap		Large Cap
	Value Fund		Value Fund		Growth Fund
	For the six		For the six		For the six
	months ended		months ended		months ended
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2006	October 31,	2006	October 31,	2006	October 31,
	(Unaudited)	2005*	(Unaudited)	2005*	(Unaudited)	2005*
Class C:
Net asset value, beginning of period	$ 11.85	$ 11.00	$ 11.90	$ 12.59	$ 4.93	$ 4.63
Income (loss) from investment operations:
Net investment income (loss)**	(0.02)	(0.07)	(0.12)	(0.27)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	1.07	0.92	1.38	(0.42)	0.50	0.38
Total income (loss) from investment operations	1.05	0.85	1.26	(0.69)	0.46	0.30
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(0.89)	0.00	(0.79)	0.00	(0.48)	0.00
Total distributions froms investment operations	(0.89)	0.00	(0.79)	0.00	(0.48)	0.00
Net asset value, end of period	$ 12.01	$ 11.85	$ 12.37	$ 11.90	$ 4.91	$ 4.93

Total return +	9.21%	7.73%	11.01%	(5.48)%	10.00%	6.48%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 6,499	$ 7,582	$ 3,842	$ 4,296	$ 6,883	$ 7,849
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.80%	2.75%	3.30%	3.27%	2.54%	2.82%
After advisory fee waivers***	2.73%	2.67%	3.21%	3.27%	2.24%	2.68%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	(0.33)%	(0.77)%	(2.15)%	(2.46)%	(1.71)%	(2.00)%
After advisory fee waivers***	(0.26)%	(0.69)%	(2.06)%	(2.46)%	(1.41)%	(1.86)%
Portfolio turnover rate	27%	32%	120%	42%	53%	118%

Class N:
Net asset value, beginning of period	$ 11.95	$ 11.00	$ 12.00	$ 12.59	$ 4.97	$ 4.63
Income (loss) from investment operations:
Net investment income (loss)**	0.04	0.03	(0.06)	(0.16)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	1.08	0.92	1.39	(0.43)	0.51	0.38
Total income (loss) from investment operations	1.12	0.95	1.33	(0.59)	0.49	0.34
Less distributions:
Distributions from net investment income	(0.04)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(0.89)	0.00	(0.79)	0.00	(0.48)	0.00
Total distributions froms investment operations	(0.93)	0.00	(0.79)	0.00	(0.48)	0.00
Net asset value, end of period	$ 12.14	$ 11.95	$ 12.54	$ 12.00	$ 4.98	$ 4.97

Total return +	9.74%	8.64%	11.53%	(4.69)%	10.56%	7.34%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 29,591	$ 24,240	$ 16,682	$ 12,757	$ 33,162	$ 25,771
Ratios of expenses to average net assets:
Before advisory fee waivers***	1.80%	1.75%	2.30%	2.27%	1.54%	1.82%
After advisory fee waivers***	1.73%	1.67%	2.21%	2.27%	1.24%	1.68%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	0.67%	0.23%	(1.15)%	(1.46)%	(0.71)%	(1.00)%
After advisory fee waivers***	0.74%	0.31%	(1.06)%	(1.46)%	(0.41)%	(0.86)%
Portfolio turnover rate	27%	32%	120%	42%	53%	118%

*All Funds commenced operations on December 10, 2004
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Dunham		Dunham
	Emerging Markets		Small Cap
	Stock Fund		Growth Fund
	For the six		For the six
	months ended		months ended
	April 30,	Year Ended	April 30,	Year Ended
	2006	October 31,	2006	October 31,
	(Unaudited)	2005*	(Unaudited)	2005*
Class C:
Net asset value, beginning of period	$ 16.90	$ 13.93	$ 15.47	$ 14.81
Income (loss) from investment operations:
Net investment income (loss)**	(0.13)	(0.14)	(0.20)	(0.38)
Net realized and unrealized gain (loss)	5.52	3.11	2.59	1.04
Total income (loss) from investment operations	5.39	2.97	2.39	0.66
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00
Distributions from net realized gains	(2.93)	0.00	(3.23)	0.00
Total distributions froms investment operations	(2.93)	0.00	(3.23)	0.00
Net asset value, end of period	$ 19.36	$ 16.90	$ 14.63	$ 15.47

Total return +	35.79%	21.32%	17.71%	4.46%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 2,339	$ 2,519	$ 4,281	$ 4,575
Ratios of expenses to average net assets:
Before advisory fee waivers***	3.78%	3.94%	3.16%	3.10%
After advisory fee waivers***	3.78%	3.94%	3.16%	3.10%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	(1.50)%	(0.97)%	(2.81)%	(2.85)%
After advisory fee waivers***	(1.50)%	(0.97)%	(2.81)%	(2.85)%
Portfolio turnover rate	32%	65%	99%	197%

Class N:
Net asset value, beginning of period	$ 17.03	$ 13.93	$ 15.60	$ 14.81
Income (loss) from investment operations:
Net investment income (loss)**	(0.03)	0.00	(0.13)	(0.25)
Net realized and unrealized gain (loss)	5.52	3.10	2.62	1.04
Total income (loss) from investment operations	5.49	3.10	2.49	0.79
Less distributions:
Distributions from net investment income	(0.20)	0.00	0.00	0.00
Distributions from net realized gains	(2.93)	0.00	(3.23)	0.00
Total distributions froms investment operations	(3.13)	0.00	(3.23)	0.00
Net asset value, end of period	$ 19.39	$ 17.03	$ 14.86	$ 15.60

Total return +	36.45%	22.25%	18.29%	5.33%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 13,887	$ 9,898	$ 18,575	$ 14,651
Ratios of expenses to average net assets:
Before advisory fee waivers***	2.78%	2.94%	2.16%	2.10%
After advisory fee waivers***	2.78%	2.94%	2.16%	2.10%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers***	(0.50)%	0.03%	(1.81)%	(1.85)%
After advisory fee waivers***	(0.50)%	0.03%	(1.81)%	(1.85)%
Portfolio turnover rate	32%	65%	99%	197%

*All Funds commenced operations on December 10, 2004
**The net investment income per share data was determined using the average shares outstanding throughout the period.
***Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year.
Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)

1.     ORGANIZATION

The Dunham Funds (the “Funds”) are a series of AdvisorOne Funds (the “Trust”), a Delaware Business Trust organized on December 20, 1996 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Dunham Funds currently consist of eleven funds : Short-Term Bond Fund; Corporate/Government Bond Fund; High-Yield Bond Fund; Real Estate Stock Fund; Appreciation & Income Fund; International Stock Fund; Large Cap Value Fund; Small Cap Value Fund; Large Cap Growth Fund; Emerging Markets Stock Fund and Small Cap Growth Fund.  The Large Cap Growth Fund and Real Estate Stock Fund operate as non-diversified funds within the meaning of the 1940 Act.  The remaining funds operate as diversified funds within the meaning of the 1940 Act.

Fund	Primary Objective
Short-Term Bond	Current income and preservation of capital
Corporate/Government Bond High-Yield Bond	Current income and capital appreciation Current income
Real Estate Stock	Capital appreciation
Appreciation & Income	Current income and capital appreciation
International Stock	Capital appreciation
Large Cap Value	Capital appreciation
Small Cap Value	Capital appreciation
Large Cap Growth	Capital appreciation
Emerging Markets Stock	Capital appreciation
Small Cap Growth	Capital appreciation

Currently, each Fund offers Class C and Class N shares.   Each class represents an interest in the same assets of the applicable Fund with the only difference being that Class C shares are subject to ongoing service and distribution charges.  The Dunham Funds, with the exception of Short-Term Bond and High-Yield Bond , commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts ..   The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares.   Short-Term Bond commenced operations on December 13, 2004 and High-Yield Bond commenced operations on July 1, 2005.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Security Valuation – Equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. government and agency securities , s hort-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of a bid price supplied by a pricing service selected by the Adviser and approved by the Board of Trustees of the Trust (the “Board”). Where no last sale price for exchange traded debt securities is available, the bid  price may be used.  Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available o r for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time.  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV.  However, funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. As of April 30, 2006, both International Stock Fund and Emerging Markets Stock Fund adjusted the closing prices of its securities in accordance with the Procedures.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Continued) (Unaudited)

                b. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close .. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

                c. Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis.  Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method.  Dividend income is recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends.  Interest income is recorded on an accrual basis.  Discounts are accreted and premiums are amortized as adjustments to interest income and the identified costs of investments.

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

                d. Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization (“small cap”) companies may be more vulnerable than larger capitalization companies to adverse business or economic developments.  Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group.  Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.  Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

                e. Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

                f. Distributions to Shareholders – It is each Funds’ policy to distribute its respective net investment income and net capital gains, if any, annually except for Short-Term Bond , Corporate/Government Bond and High-Yield Bond , which will distribute their respective net income, if any, monthly.  Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America ..  Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses.

                 g . Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.       INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                a. Advisory Fees –  Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”), serves as each Fund ’ s Investment Adviser.  Pursuant to an Investment Management Agreement with the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds.   The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.   As compensation for its services, each Fund pays the Adviser a fee, accrued daily and paid

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Continued) (Unaudited)

monthly, based on each Fund’s respective average daily net assets in accordance with the following per annum schedule:

Fund	Advisory Fees
Short-Term Bond	0.80%
Corporate/Government Bond	0.85%
High-Yield Bond	1.10%*
Real Estate Stock	1.15%
Appreciation & Income	1.40%
International Stock	1 . 30% **
Large Cap Value	1.15%
Small Cap Value	1.40%
Large Cap Growth	1.20%
Emerging Markets Stock	1.25%
Small Cap Growth	1.30%

  _________________

    *High-Yield Bond pays the Advisor a fixed fee of 0.60% and the Sub-Adviser a base fee of 0.50% with a fulcrum fee of plus or minus 0.30%, calculated based on Fund performance relative to its benchmark on a rolling 12-month period beginning 7/1/06.

  **Pursuant to a shareholder meeting held on 8/1/05, and effective 9/1/05, International Stock pays the Adviser a fixed fee of 0.65% and the Sub-
    Adviser a base fee of 0.65% with a fulcrum fee of plus or minus 0.15%, calculated based on Fund performance relative to its benchmark on a rolling
    12-month period beginning 9/1/06.  Prior to 9/1/05, the Fund paid a total Advisory Fee of 1.15%.

The Adviser has entered into a sub-advisory agreement with each of the Sub-Advisers listed below and compensates each Sub-Adviser on a monthly basis according to the following schedule out of the investment advisory fees it receives from the applicable Fund.  High-Yield Bond and International Stock, each pays the Sub-Adviser directly for its services.

Fund	Sub-Adviser	Annual Rates (as a percentage of average daily net assets)
Short-Term Bond	Merganser Capital Management LP	0.25% of first $50 million; 0.15% in excess of $50 million
Corporate/Government Bond	Seneca Capital Management LLC	0.35% of first $20 million; 0.30% in excess of $20 million
High-Yield Bond	Penn Capital Management Co., Inc.	0.50% base fee; fulcrum fee of plus/minus 0.30%
Real Estate Stock	ING Clarion Real Estate Securities LP	0.50% of first $20 million; 0.40% of next $80 million; 0.35% in excess of $100 million
Appreciation & Income	Calamos Advisers LLC	0.75% of first $25 million; 0.65% in excess of $25 million
International Stock	Neuberger Berman Management, Inc.	0.65% base fee; fulcrum fee of plus/minus 0.15%
Large Cap Value	C.S. McKee LP	0.50% of first $25 million; 0.35% in excess of $25 million
Small Cap Value	Denver Investment Advisors, LLC**	0.75% of first $35 million; 0.65% in excess of $35 million
Large Cap Growth	Baring Asset Management, Inc.	0.55% of first $25 million; 0.40% of next $50 million; 0.25% in excess of $75 million
Emerging Markets Stock	Van Eck Associates Corp.	0.60% of first $20 million; 0.50% in excess of $20 million
Small Cap Growth	Pier Capital, LLC	0.65%

_______________

**Prior to April 1, 2006, Babson Capital Management LLC served as the sub-adviser to the Small Cap Value Fund.

The Sub-Adviser fees may be reduced based on total assets managed for the Adviser and its affiliates.  This reduction in Sub-Adviser fees will be passed on to the Fund through a waiver in management fees charged by the Adviser on a monthly basis.   In addition, the Adviser may voluntarily waive a portion of its advisory fee to the extent that the respective Fund’s Sub-Adviser waives a portion of or otherwise reduces its fee.  Such waivers or reductions are voluntary and may be terminated at any time.   For the six month period ended April 30, 2006 , the Adviser waived the following amounts in management fees:

Fund	Fee Waiver
Corporate/Government Bond	$ 5,694
Large Cap Value	11,615
Small Cap Value	15,659
Large Cap Growth	53,922

                b. Administration, Fund Accounting , Transfer Agen cy and Custody Administration Fees – Gemini Fund Services, LLC (the “Administrator’) serves as the administrator, fund accountant , transfer agent and custody administrator for the Funds.  For providing administration services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates: 0.10% o n the first $250 million of average net assets; 0.08% on average net assets between $250 million and $500 million; 0.05% on average net assets over $500 million.  Such fees are subject to a minimum of $440,000.  For providing fund accounting services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following rates: 0.05% o n the first $250 million of average net assets; 0.03% on average net assets between $250 million and $500 million;  0.01% on average net assets over $500 million.  Such fees are subject to a minimum of $330,000.   For providing transfer agent services, the Administrator receives from each Fund a monthly fee based on the total number of shareholder accounts subject to a per class minimum of $15,000 per annum, plus certain transaction charges.   For providing custody administration services,

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Continued) (Unaudited)

the Administrator receives from each Fund a monthly fee based on the following annual rates: 0.0075% on the first $100 million of average daily net assets; 0.005% on average daily net assets over $100 million.  Certain trustees/officers of the Administrator are also trustees/officers of the Trust.

                 c. Distributor – The distributor of the Funds is Dunham & Associates (the “Distributor”).  The Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, as amended, for Class C shares.  The Plan of Distribution provides for the monthly payment of a distribution fee to the Distributor or other entities at an annualized rate of 0.75% for the equity funds and 0.50% for the fixed-income funds, based on the average daily net assets attributable to Class C shares.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay 12b-1 distribution or shareholder servicing fees .

                 d. Trustees’ Fees – The Funds pay no compensation to its Trustees who are employees of the Adviser or its affiliates ..  The Board has approved the following Trustee compensation schedule:  Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated.  The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.       INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2006 , were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Short-Term Bond	$ 6,897,004	$ 7,184,999	$1,608,606	$1,478,456
Corporate/Government Bond	11,917,697	11,950,859	44,508,347	43,004,012
High-Yield Bond	11,382,133	2,660,692	-	-
Real Estate Stock	3,345,499	3,276,900	-	-
Appreciation & Income	4,932,383	4,931,543	-	-
International Stock	7,637,774	9,095,163	-	-
Large Cap Value	6,941,322	6,887,903	-	-
Small Cap Value	22,097,943	20,738,955	-	-
Large Cap Growth	19,604,476	18,608,077	-	-
Emerging Markets Stock	4,438,659	4,611,301	-	-
Small Cap Growth	20,387,695	22,505,917	-	-

5.       AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2006 , were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation ( Depreciation )
Short-Term Bond	$ 32,396,623	$ 1,937	$ (485,764)	$ (483,827)
Corporate/Government Bond	53,249,238	159,783	(723,935)	(564,152)
High-Yield Bond	20,742,709	205,872	(127,100)	78,772
Real Estate Stock	7,142,308	3,025,568	(19,661)	3,005,907
Appreciation & Income	17,852,981	3,412,946	(95,909)	3,317,037
International Stock	23,827,323	6,813,875	(266,262)	6,547,614
Large Cap Value	29,672,181	7,504,660	(1,048,464)	6,456,196
Small Cap Value	21,287,821	561,399	(419,264)	142,135
Large Cap Growth	33,517,628	6,531,321	(603,378)	5,927,943
Emerging Markets Stock	10,558,038	6,271,595	(566,701)	5,704,894
Small Cap Growth	18,087,166	3,890,235	(348,281)	3,541,954

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Continued) (Unaudited)

6.       SHARES OF BENEFICIAL INTEREST

At April 30, 2006 , each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended April 30, 2006 :

	CLASS C SHARES				CLASS N SHARES
Fund	Issued	Dividends Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Dividends Reinvested	Redeemed	Net Increase (Decrease) in Shares
Short-Term Bond	49,074	9,414	(400,685)	(342,197)	540,387	24,430	(188,705)	376,112
Corporate/Government Bond	52,795	23,160	(203,448)	(127,493)	544,498	85,135	(115,909)	513,724
High-Yield Bond	599,221	5,807	(68,607)	536,421	500,374	26,769	(29,597)	497,546
Real Estate Stock	8,863	21,861	(25,373)	5,350	77,725	80,244	(51,246)	106,723
Appreciation & Income	22,308	43,755	(144,293)	(78,230)	272,156	163,432	(84,714)	350,874
International Stock	22,874	65,834	(123,053)	(34,345)	249,270	213,658	(155,869)	307,059
Large Cap Value	36,992	45,350	(181,335)	(98,993)	461,714	168,915	(222,728)	407,900
Small Cap Value	21,253	22,286	(93,907)	(50,368)	255,935	74,871	(63,755)	267,051
Large Cap Growth	88,601	150,061	(429,353)	(190,691)	1,266,027	562,900	(356,526)	(1,472,401)
Emerging Markets Stock	7,728	24,129	(60,111)	(28,254)	96,652	119,986	(80,667)	134,971
Small Cap Growth	15,091	66,574	(84,738)	(3,073)	185,308	235,447	(109,764)	310,991

7.  FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

As of October 31, 2005, permanent book and tax differences, resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, reclassifications of gains on contingent convertible debt securities, net operating losses and security paydown gains and losses were identified and reclassified among the components of the Fund’s net assets as follows:

Fund	Undistributed Net Income (Loss)	Realized Gain (Loss)	Paid in Capital
Short-Term Bond	$ 18	$ 7,118	$ (7,136)
Corporate/Government Bond	180,881	(180,881)	-
Appreciation & Income	235,403	(235,403)	-
International Stock	89,735	(89,735)	-
Large Cap Value	30	(30)	-
Small Cap Value	302,509	(123,045)	(179,464)
Large Cap Growth	353,111	(353,111)	-
Emerging Markets Stock	151,419	(151,419)	-
Small Cap Growth	397,446	(397,446)	-

The tax character of distributions paid during the six months ended April 30, 2006 and the fiscal period ended October 31, 2005 were as follows:

	Six Months Ended April 30, 2006			Period Ended October 31, 2005
Fund	Ordinary Income	Capital Gains	Total	Ordinary Income
Short-Term Bond	$ 332,153	-	$ 332,153	$ 627,875
Corporate/Government Bond	923,443	166,768	1,090,211	817,627
High-Yield Bond	358,100	-	358,100	153,590
Real Estate Stock	595,018	1,135,585	1,730,603	-
Appreciation & Income	-	1,779,944	1,779,944	-
International Stock	889,836	2,583,418	3,473,254	-
Large Cap Value	331,058	2,137,474	2,468,532	-
Small Cap Value	-	1,136,013	1,136,013	-
Large Cap Growth	2,489,650	846,632	3,336,282	-
Emerging Markets Stock	1,664,468	610,381	2,274,849	-
Small Cap Growth	2,337,002	1,684,326	4,021,328	-

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Continued) (Unaudited)

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss CarryForwards	Unrealized Appreciation (Depreciation)
Short-Term Bond	$ -	$ -	$ (332,430)	$ (429,917)
Corporate/Government Bond	228,815	161,644	-	(561,374)
High-Yield Bond	8	-	(5,832)	(187,286)
Real Estate Stock	581,741	1,135,585	-	2,229,570
Appreciation & Income	367,702	1,631,472	-	1,628,534
International Stock	889,328	2,579,334	-	1,377,268
Large Cap Value	245,952	2,132,591	-	5,638,861
Small Cap Value	-	1,149,237	-	2,143,920
Large Cap Growth	2,481,859	836,513	-	2,738,320
Emerging Markets Stock	1,661,465	607,365	-	2,207,739
Small Cap Growth	2,334,032	1,680,273	-	852,176

At October 31, 2005, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:

Fund	Expiration Date October 31, 2013
Short-Term Bond	$332,430
High-Yield Bond	5,832

YOUR FUND’S EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual- Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/01/05*	Ending Account Value 04/30/06	Expenses Paid During Period**	Ending Account Value 4/30/06	Expenses Paid During Period**
Class C:
Short-Term Bond Fund	2.37%	$1,000.00	$1,005.59	$11.79	$1,013.04	$11.83
Corporate/Government Bond Fund	2.25%	$1,000.00	$1,003.79	$11.18	$1,013.64	$11.23
High-Yield Bond Fund	3.01%	$1,000.00	$1,035.71	$10.32	$1,010.03	$15.25
Real Estate Stock Fund	3.70%	$1,000.00	$1,150.96	$19.73	$1,006.45	$18.41
Appreciation & Income Fund	3.46%	$1,000.00	$1,115.03	$18.14	$1,007.64	$17.22
International Stock Fund	3.15%	$1,000.00	$1,282.08	$17.82	$1,009.17	$15.69
Large Cap Value Fund	2.73%	$1,000.00	$1,092.07	$14.16	$1,011.26	$13.61
Small Cap Value Fund	3.21%	$1,000.00	$1,110.12	$16.79	$1,008.88	$15.99
Large Cap Growth Fund	2.24%	$1,000.00	$1,099.98	$11.66	$1,013.69	$11.18
Emerging Markets Fund	3.78%	$1,000.00	$1,357.89	$22.10	$1,006.05	$18.80
Small Cap Growth Fund	3.16%	$1,000.00	$1,177.13	$17.06	$1,009.12	$15.74
Class N:
Short-Term Bond Fund	1.62%	$1,000.00	$1,010.14	$ 8.07	$1,016.76	$ 8.10
Corporate/Government Bond Fund	1.50%	$1,000.00	$1,007.87	$ 7.47	$1,017.36	$ 7.50
High-Yield Bond Fund	2.26%	$1,000.00	$1,039.32	$ 7.77	$1,013.81	$11.47
Real Estate Stock Fund	2.70%	$1,000.00	$1,156.37	$14.44	$1,011.41	$13.47
Appreciation & Income Fund	2.46%	$1,000.00	$1,119.94	$12.93	$1,012.60	$12.28
International Stock Fund	2.15%	$1,000.00	$1,287.74	$12.20	$1,014.13	$10.74
Large Cap Value Fund	1.73%	$1,000.00	$1,097.40	$ 9.00	$1,016.22	$ 8.65
Small Cap Value Fund	2.21%	$1,000.00	$1,115.27	$11.59	$1,013.84	$11.03
Large Cap Growth Fund	1.24%	$1,000.00	$1,105.56	$ 6.47	$1,018.65	$ 6.21
Emerging Markets Fund	2.78%	$1,000.00	$1,364.51	$16.30	$1,011.01	$13.86
Small Cap Growth Fund	2.16%	$1,000.00	$1,182.89	$11.69	$1,014.08	$10.79

**Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ending April 30,2006).

ADDITIONAL INFORMATION (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT

In connection with the Special Board meeting for the Trust on March 6, 2006 and the Regular Meeting for the Trust on March 23, 2006, the Board, including the Independent Trustees, discussed the approval of sub-advisory agreements among Dunham & Associates Investment Counsel, Inc.  (the “Adviser”), the Trust and Denver Investment Advisors, LLC (“Denver”), Lee Munder Investments, Ltd. (“Lee Munder”) and Rigel Capital, LLC (“Rigel”) (collectively, the “Sub-Advisers”), on behalf of the Dunham Small Cap Value Fund, Dunham Real Estate Stock Fund and Dunham Large Cap Growth Fund (collectively, the “Funds”), respectively. The Board noted that the proposed new agreements result from the Adviser’s recommendation to change the Funds’ previous sub-advisers due to performance and other criteria consistent with the Adviser’s sub-adviser oversight and selection policies.

On March 6, 2006, in reliance on Rule 15a-4 under the 1940 Act, the Board approved an interim sub-advisory agreement (“Interim Agreement”) on behalf of the Dunham Small Cap Value Fund between the Adviser and Denver.  The Board noted that Babson Capital Management LLP, former sub-adviser to the Small Cap Fund, has resigned, effective March 31, 2006, and that the Interim Agreement would become effective upon that date and will remain in effect for 150 days or until such time as the shareholders of the Fund approve a final sub-advisory agreement with Denver (the “Final Agreement”), whichever occurs first.   On March 23, 2006, the Board approved the Final Agreement among the Adviser, Denver and the Trust.

Also on March 23, 2006, the Board deliberated on the Adviser’s desire to replace ING Clarion Real Estate Securities (“ING”) and Baring Asset Management, Inc. (“Baring”), current sub-advisers to the Dunham Real Estate Stock Fund and Dunham Large Cap Growth Fund, respectively.  The Adviser informed the Board that it had been searching for a proper replacement for such sub-advisers and went over the various criteria for replacing said sub-advisers, with whom the Adviser has had a long relationship that precedes the Funds. It was noted that ING and Baring agreed to continue advising their respective funds until such time as shareholders approve new sub-advisory agreements (together, with the Final Agreement, the “Final Agreements”) for the respective funds.  The Board further noted that the targeted commencement date of the Final Agreements was on or about July 1, 2006.

On March 23, 2006, the Board interviewed each Sub-Adviser and received materials specifically relating to the Final Agreements. These materials included: (a) information on the investment performance of each Sub-Adviser, a peer group of funds and appropriate indices with respect to existing accounts of each Sub-Adviser; (b) the economic outlook and the general investment outlook in the markets in which each Fund will invest;  (c) arrangements in respect of the distribution of each Fund’s shares; (d) the procedures employed to determine the value of each Fund’s assets; (e) each Sub-Adviser’s management of the relationships with each Fund’s custodian; (f) the resources available with respect to compliance with each Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by each Sub-Adviser and its affiliates.

Additional information was furnished by each Sub-Adviser including, among other items, information on and analysis of (a) the overall organization of the Sub-Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board also approved proposals relating to the Dunham Proxy Statement with respect to a shareholder meeting to be held on June 23, 2006.  The Proxy Statement seeks shareholder approval of the Final Agreements as well as an amendment the existing sub-advisory agreements for each remaining Dunham Fund (Short-Term Bond, Corporate/Government Bond, High - Yield Bond, Appreciation & Income, International Stock, Large Cap Value, Emerging Markets Stock and Small Cap Growth Funds) to change the fee structure to a fulcrum fee and add the respective Fund as a party to the agreement.  The Board members considered materials showing the range of performance-based compensation that would be due to the existing Dunham sub-advisers under the arrangements proposed in the Proxy Statement.  The Board noted that the proposed fulcrum fee structure detailed in the proxy statement with respect to both the Final Agreements and the proposed amendment to the existing agreements, is designed to permit calculation of incentive fees from the first day of each Dunham sub-advisory contract, which is different than the industry standard of waiting until the end of the first year.  It was further noted that under the proposed arrangements, the sub-adviser will never be in a position where it owes money to the Fund (due to underperformance).  It also was noted that in eight of the eleven proposed sub-advisory fee arrangements, the minimum fee is zero, such that a sub-adviser could potentially go uncompensated for its services; however, a sub-adviser would never be obligated to pay a penalty to the Fund out of its own pocket. The Board the noted Mr. Dunham’s previous presentation regarding the benefits of compensating sub-advisers on a fulcrum fee basis and the Audit Committee’s prior resolution to permit the independent auditors of the Dunham Funds to review these fulcrum fee arrangements.  Finally, the Board noted that the range of fulcrum fees were, in each case, within the permissible range of fulcrum fees previously approved by shareholders of each Dunham Fund.

In considering the Sub-Advisory Agreements, and the proposed amendment to existing sub-advisory agreements, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of each Sub-Advisory Agreement and the amendment to existing sub-advisory agreements include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in each Fund, which offers a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services .  The Board, including the Independent Trustees, considered the nature and extent of each sub-adviser’s and each Fund’s past performance, as well as other factors relating to the Sub-Adviser’s track record with the Fund.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratios, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

Economies of Scale . The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of each Fund, whether there is potential for realization of any further economies of scale.

Profitability . The level of each sub-adviser’s profits in respect of the management of the respective Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board, including the Independent Trustees, has concluded that the cost allocation methodology employed by the sub-adviser has a reasonable basis and is appropriate in light of all of the circumstances considered the profits realized by the sub-adviser in connection with the operation of the repspective  Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses, which may benefit from or be related to a Fund's business.

Other Benefits to the Sub-Adviser . The character and amount of fees paid by a Fund and the Fund's shareholders for services provided by the sub-adviser, the allocation of fund brokerage to any brokers affiliated with the sub-adviser , payments under Rule 12b-1 plans in respect of the Fund, benefits to the sub-adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the sub-adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the sub-adviser and any affiliates by virtue of their relationship with the Fund.

  Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the sub-advisory fee structures are fair and reasonable, and that both the Interim and Final forms of the Sub-Advisory Agreements and the amendment to the existing sub-advisory agreements should be approved.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On June 23, 2006, a Special Meeting of Shareholders of The Dunham Funds was held at which shareholders voted as indicated below with respect to each of the four proposals below:

1.     The approval or disapproval of a new sub-advisory agreement among Dunham & Associates Investment Counsel, Inc.  (“Dunham”), the Trust and Denver Investment Advisors LLC, on behalf of Dunham Small Cap Value Fund;

FOR                                     AGAINST                               ABSTAIN

                                                          994,101                                  18,052                                     15,595

2.     The approval or disapproval of a new sub-advisory agreement among Dunham, the Trust and Lee Munder Investments, Ltd., on behalf of Dunham Real Estate Stock Fund;

FOR                                    AGAINST                                ABSTAIN

                                                                                                         322,986                                     7,283                                      7,580

3.     The approval or disapproval of a new sub-advisory agreement among Dunham, the Trust and Rigel Capital, LLC, on behalf of Dunham Large Cap Growth Fund;

FOR                                    AGAINST                                ABSTAIN

                                                                                                          4,952,031                                98,031                                    76,330

4.     The approval or disapproval of a form of amendment to the fee schedule of, and to add the relevant Fund as a party to, each existing sub-advisory agreement for the Dunham Short-Term Bond, Corporate/Government Bond, High - Yield Bond, Appreciation & Income, International Stock, Large Cap Value, Emerging Markets Stock and Small Cap Growth Funds, to convert these sub-advisory agreements to a fulcrum fee compensation structure.

	FOR	AGAINST	ABSTAIN
Appreciation & Income Fund	1,348,917	34,061	19,914
Corporate/Government Bond Fund	2,135,396	26,039	54,307
Emerging Markets Stock Fund	503,888	10,854	8,524
High-Yield Bond Fund	1,556,301	18,950	27,322
International Stock Fund	1,237,762	21,567	19,165
Large Cap Value Fund	1,835,108	33,097	30,024
Short-Term Bond Fund	2,144,063	22,503	50,745
Small Cap Growth Fund	912,932	18,667	15,117

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov .

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426).

P.O. BOX 910309 • SAN DIEGO • CALIFORNIA 92191

1-800-442-4358

DISTRIBUTED BY DUNHAM & ASSOCIATES INVESTMENT COUNSEL, INC.

MEMBER NASD

THIS REPORT AND FINANCIAL STATEMENTS CONTAINED HEREIN ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF EACH FUND'S PORTFOLIO.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR,  the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)    Not applicable for open-end investment companies.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date      7/10/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date      7/10/06

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date      7/10/06